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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-1540


                                AIM Funds Group
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1. Schedule of Investments.

                                AIM BALANCED FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              BAL-QTR-1 9/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                           MARKET
                                                                     SHARES                VALUE
--------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--52.61%

ADVERTISING--2.24%
Interpublic Group of Cos., Inc. (The)(a)(b)                        1,650,000         $  17,473,500
--------------------------------------------------------------------------------------------------
Omnicom Group Inc.(b)                                                480,000            35,068,800
--------------------------------------------------------------------------------------------------
                                                                                        52,542,300
==================================================================================================

AEROSPACE & DEFENSE--1.00%
Honeywell International Inc.                                         655,000            23,488,300
==================================================================================================

ALUMINUM--0.92%
Alcoa Inc.                                                           646,000            21,699,140
==================================================================================================

APPAREL RETAIL--0.88%
Gap, Inc. (The)(b)                                                 1,108,000            20,719,600
==================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.10%
Bank of New York Co., Inc. (The)                                     885,000            25,815,450
==================================================================================================

BUILDING PRODUCTS--1.97%
American Standard Cos. Inc.(a)                                       448,900            17,466,699
--------------------------------------------------------------------------------------------------
Masco Corp.(b)                                                       832,900            28,760,037
--------------------------------------------------------------------------------------------------
                                                                                        46,226,736
==================================================================================================

COMMUNICATIONS EQUIPMENT--0.58%
Motorola, Inc.(b)                                                    750,000            13,530,000
==================================================================================================

CONSUMER ELECTRONICS--1.69%
Koninklijke (Royal) Philips Electronics
N.V.-New York Shares (Netherlands)                                   746,000            17,090,860
--------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                               656,000            22,559,840
--------------------------------------------------------------------------------------------------
                                                                                        39,650,700
==================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--2.67%
Ceridian Corp.(a)                                                  1,088,000            20,030,080
--------------------------------------------------------------------------------------------------
First Data Corp.(b)                                                  979,000            42,586,500
--------------------------------------------------------------------------------------------------
                                                                                        62,616,580
==================================================================================================

DEPARTMENT STORES--0.70%
May Department Stores Co. (The)(b)                                   645,000            16,531,350
==================================================================================================

DIVERSIFIED CHEMICALS--0.39%
Dow Chemical Co. (The)                                               201,000             9,081,180
==================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.45%
Cendant Corp.                                                      1,578,000            34,084,800
==================================================================================================

ENVIRONMENTAL SERVICES--1.58%
Waste Management, Inc.                                             1,360,000            37,182,400
==================================================================================================

FOOD RETAIL--1.71%
Kroger Co. (The)(a)                                                1,509,000            23,419,680
--------------------------------------------------------------------------------------------------
Safeway Inc.(a)(b)                                                   868,000            16,761,080
--------------------------------------------------------------------------------------------------
                                                                                        40,180,760
==================================================================================================

                                       F-1


BAL-QTR-1

                                                                                           MARKET
                                                                    SHARES                 VALUE
--------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE STORES--1.27%
Target Corp.(b)                                                      661,300         $  29,923,825
--------------------------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS--2.34%
Cardinal Health, Inc.(b)                                             759,200            33,230,184
--------------------------------------------------------------------------------------------------
McKesson Corp.                                                       850,000            21,802,500
--------------------------------------------------------------------------------------------------
                                                                                        55,032,684
==================================================================================================

HEALTH CARE EQUIPMENT--0.79%
Baxter International Inc.                                            579,000            18,620,640
==================================================================================================

HEALTH CARE FACILITIES--0.98%
HCA Inc.(b)                                                          605,000            23,080,750
==================================================================================================

HEALTH CARE SERVICES--0.30%
IMS Health Inc.                                                      289,600             6,927,232
==================================================================================================

INDUSTRIAL CONGLOMERATES--3.13%
General Electric Co.(b)                                              817,000            27,434,860
--------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)(b)                               1,504,000            46,112,640
--------------------------------------------------------------------------------------------------
                                                                                        73,547,500
==================================================================================================

INDUSTRIAL MACHINERY--1.32%
Illinois Tool Works Inc.(b)                                          333,000            31,025,610
==================================================================================================

INSURANCE BROKERS--0.67%
Aon Corp.(b)                                                         550,000            15,807,000
==================================================================================================

INTEGRATED OIL & GAS--0.09%
Shell Frontier Oil & Gas Inc.-Series B, 2.38%
Floating Rate Pfd.(c)                                                     20             2,000,000
==================================================================================================

INVESTMENT BANKING & BROKERAGE--2.08%
Merrill Lynch & Co., Inc.(b)                                         433,500            21,553,620
--------------------------------------------------------------------------------------------------
Morgan Stanley                                                       556,000            27,410,800
--------------------------------------------------------------------------------------------------
                                                                                        48,964,420
==================================================================================================

MANAGED HEALTH CARE--1.29%
Anthem, Inc.(a)(b)                                                   346,000            30,188,500
==================================================================================================

MOVIES & ENTERTAINMENT--1.28%
Walt Disney Co. (The)                                              1,337,000            30,149,350
==================================================================================================

MULTI-LINE INSURANCE--0.82%
Hartford Financial Services Group, Inc. (The)(b)                     309,700            19,179,721
==================================================================================================

OIL & GAS DRILLING--1.42%
Transocean Inc. (Cayman Islands)(a)(b)                               935,000            33,454,300
==================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.56%
Halliburton Co.(b)                                                 1,040,000            35,037,600
--------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                      373,000            25,106,630
--------------------------------------------------------------------------------------------------
                                                                                        60,144,230
==================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--3.74%
ABN AMRO XVIII Custodial Receipts-Series MM18,
2.79% Floating Rate Pfd. (Acquired
09/10/04-09/13/04; Cost $1,399,980)(d)(e)(p)                              14             1,400,000
--------------------------------------------------------------------------------------------------
Citigroup Inc.                                                       836,933            36,925,484
--------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                               1,147,200            45,578,256
--------------------------------------------------------------------------------------------------

                                       F-2

BAL-QTR-1

                                                                                           MARKET
                                                                     SHARES                VALUE
--------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
Zurich RegCaPS Funding Trust III, 2.17% Floating
Rate Pfd. (Acquired 06/03/04-09/28/04; Cost
$3,952,517)(c)(d)(e)                                                   4,050          $  3,997,350
--------------------------------------------------------------------------------------------------
                                                                                        87,901,090
==================================================================================================

PACKAGED FOODS & MEATS--0.84%
Kraft Foods Inc.-Class A(b)                                          623,000            19,761,560
==================================================================================================

PHARMACEUTICALS--3.96%
Pfizer Inc.                                                          913,000            27,937,800
--------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(f)                                           577,640            42,077,299
--------------------------------------------------------------------------------------------------
Wyeth(b)                                                             617,600            23,098,240
--------------------------------------------------------------------------------------------------
                                                                                        93,113,339
==================================================================================================

PROPERTY & CASUALTY INSURANCE--1.30%
ACE Ltd. (Cayman Islands)                                            761,000            30,485,660
==================================================================================================

SYSTEMS SOFTWARE--1.67%
Computer Associates International, Inc.(b)                         1,491,000            39,213,300
==================================================================================================

THRIFTS & MORTGAGE FINANCE--1.88%
Fannie Mae(b)                                                        609,300            38,629,620
--------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 3.78% Pfd(g)                                     52,000             2,621,127
--------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(g)                                    55,000             2,811,875
--------------------------------------------------------------------------------------------------
                                                                                        44,062,622
==================================================================================================

Total Stocks & Other Equity Interests
(Cost $1,178,205,517)                                                                1,235,932,629
==================================================================================================

                                                                  PRINCIPAL
                                                                   AMOUNT
--------------------------------------------------------------------------------------------------

BONDS & NOTES--13.19%

ADVERTISING--0.10%
Interpublic Group of Cos., Inc. (The), Sr.
Unsec. Notes, 7.88%, 10/15/05(g)                                $  2,275,000             2,381,720
==================================================================================================

AEROSPACE & DEFENSE--0.13%
Lockheed Martin Corp.-Series A, Medium Term
Notes, 8.66%, 11/30/06(g)                                            300,000               331,146
--------------------------------------------------------------------------------------------------
Northrop Grumman Corp., Unsec. Deb., 9.38%,
10/15/24(g)                                                        2,505,000             2,626,667
--------------------------------------------------------------------------------------------------
                                                                                         2,957,813
==================================================================================================

AUTOMOBILE MANUFACTURERS--0.06%
DaimlerChrysler N.A. Holding Corp.,
   Gtd. Unsec. Global Notes, 7.40%, 01/20/05(g)                      990,000             1,004,830
--------------------------------------------------------------------------------------------------
   Series D, Gtd. Medium Term Notes, 3.40%,
   12/15/04(g)                                                       460,000               461,164
--------------------------------------------------------------------------------------------------
                                                                                         1,465,994
==================================================================================================

BROADCASTING & CABLE TV--0.84%
Continental Cablevision, Inc., Sr. Unsec. Deb.,
   8.88%, 09/15/05(g)                                              5,200,000             5,492,292
--------------------------------------------------------------------------------------------------
   9.50%, 08/01/13(g)                                              1,710,000             1,883,411
--------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%,
06/15/05(g)                                                          600,000               615,186
--------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes, 6.63%,
02/15/06(g)                                                          750,000               784,132
--------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Notes,
8.38%, 11/01/05(g)                                                 1,000,000             1,063,000
--------------------------------------------------------------------------------------------------
Rogers Cable Inc. (Canada)-Series B, Sr. Sec.
Second Priority Yankee Notes, 10.00%,
03/15/05(g)                                                        1,575,000             1,634,062
--------------------------------------------------------------------------------------------------
TCI Communications, Inc.,
   Sr. Notes, 7.25%, 08/01/05(g)                                   1,175,000             1,219,321
--------------------------------------------------------------------------------------------------
   Sr. Unsec. Notes, 8.00%, 08/01/05(g)                              575,000               600,168
--------------------------------------------------------------------------------------------------

                                       F-3

BAL-QTR-1

                                                                  PRINCIPAL                MARKET
                                                                   AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------
BROADCASTING & CABLE TV (CONTINUED)
Time Warner Cos., Inc.,
   Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(g)                     $  1,200,000          $  1,356,041
--------------------------------------------------------------------------------------------------
   Unsec. Deb., 9.15%, 02/01/23(g)                                 2,150,000             2,763,201
--------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.75%, 06/15/05(g)                                2,307,000             2,386,868
--------------------------------------------------------------------------------------------------
                                                                                        19,797,682
==================================================================================================

CONSUMER FINANCE--2.00%
Associates Corp. of North America, Sr. Global
Deb., 6.95%, 11/01/18(g)                                           1,525,000             1,782,435
--------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Notes, 8.25%,
06/15/05(g)                                                        3,885,000             4,029,522
--------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds,
3.24%, 02/01/27 (Acquired 09/16/04; Cost
$4,383,420) (c)(d)(e)(g)                                           4,300,000             4,365,387
--------------------------------------------------------------------------------------------------
Capital One Financial Corp.,
   Sr. Unsec. Notes, 7.25%, 05/01/06(g)                            1,820,000             1,926,233
--------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.13%, 08/01/08                                   1,000,000             1,095,870
--------------------------------------------------------------------------------------------------
Ford Motor Credit Co.,
   Floating Rate Global Notes, 3.54%,
   10/25/04(c)(g)                                                  2,000,000             2,000,800
--------------------------------------------------------------------------------------------------
   Notes, 6.75%, 05/15/05(g)                                         325,000               333,125
--------------------------------------------------------------------------------------------------
   Unsec. Floating Rate Global Notes, 1.85%,
   04/28/05(c)(g)                                                  3,261,000             3,260,418
--------------------------------------------------------------------------------------------------
   Unsec. Global Notes,
      6.50%, 01/25/07(g)                                             750,000               795,210
--------------------------------------------------------------------------------------------------
      6.88%, 02/01/06(g)                                           6,690,000             7,005,634
--------------------------------------------------------------------------------------------------
      7.50%, 03/15/05(g)                                           3,615,000             3,695,108
--------------------------------------------------------------------------------------------------
   Unsec. Notes, 7.75%, 03/15/05(g)                                2,660,000             2,721,153
--------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.,
    Floating Rate Medium Term Notes, 3.82%,
    03/04/05(c)(g)                                                 7,100,000(h)          7,143,949
--------------------------------------------------------------------------------------------------
    Global Notes,
       4.50%, 07/15/06(g)                                          2,000,000             2,033,540
--------------------------------------------------------------------------------------------------
       7.50%, 07/15/05(g)                                            400,000               414,432
--------------------------------------------------------------------------------------------------
    Medium Term Notes, 5.25%, 05/16/05(g)                            700,000               711,277
--------------------------------------------------------------------------------------------------
    Unsec. Unsub. Global Notes, 6.75%,
    01/15/06(g)                                                    3,500,000(h)          3,654,315
--------------------------------------------------------------------------------------------------
                                                                                        46,968,408
==================================================================================================

DIVERSIFIED BANKS--1.71%
AB Spintab (Sweden), Bonds, 7.50%  (Acquired
02/12/04; Cost $3,682,866)(d)(g)(i)                                3,300,000             3,546,840
--------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06
(Acquired 03/05/03; Cost $554,525)(d)(e)(g)                          500,000               519,970
--------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C.
(Mexico), Notes, 3.88%, 01/21/09 (Acquired
02/25/04; Cost $983,750)(d)(e)(g)                                  1,000,000               970,094
--------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate
Notes, 2.45%, 06/08/28(c)(g)                                       3,215,000             3,139,898
--------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds,
8.55%  (Acquired 11/05/03; Cost $652,239)
(d)(g)(i)                                                            530,000               645,317
--------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%,
06/01/27 (Acquired 05/22/03; Cost $1,771,602)
(d)(e)(g)                                                          1,400,000             1,643,684
--------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second
Tier Notes, 11.50%, 04/01/10 (Acquired
07/01/04; Cost $3,407,008)(d)(e)(g)                                3,200,000             3,364,416
--------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela),
Unsec. Yankee Notes, 8.88%, 06/01/05(g)                            2,785,000             2,890,106
--------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd.
Medium Term Sub. Euro Notes, 2.15% (i)(j)                          1,200,000             1,188,000
--------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds,
5.91%  (Acquired 06/07/04; Cost $1,245,000)
(d)(g)(i)                                                          1,245,000             1,312,105
--------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom),
Gtd. Bonds, 4.61%  (Acquired 11/05/03; Cost
$373,008)(d)(g)(i)                                                   400,000               379,760
--------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1,
Unsec. Sub. Floating Rate Euro Notes,
2.19%(g)(i)(j)                                                     3,870,000             3,404,342
--------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate
Euro Deb., 2.13%, 08/29/87(g)(j)                                   1,500,000             1,302,279
--------------------------------------------------------------------------------------------------

                                       F-4

BAL-QTR-1

                                                                  PRINCIPAL                MARKET
                                                                   AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS (CONTINUED)
National Westminster Bank PLC (United
Kingdom)-Series B, Unsec. Sub. Floating Rate
Euro Notes, 2.13%(g)(i)(j)                                      $  1,000,000           $   869,230
--------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
Deb., 8.25%, 11/01/04(g)                                           1,715,000             2,231,284
--------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(g)(i)                              400,000               387,736
--------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes,
3.75%, 10/15/07(g)                                                 6,750,000             6,778,350
--------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global
Notes, 7.80%, 06/15/10(g)                                          2,100,000             2,198,490
--------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second
Tier Notes, 11.75%, 03/01/10 (Acquired 07/01/04;
Cost $3,388,480)(d)(e)(g)                                          3,200,000             3,345,312
--------------------------------------------------------------------------------------------------
                                                                                        40,117,213
==================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.12%
UBS Preferred Funding Trust I, Gtd. Global Bonds,
8.62%(g)(i)                                                        2,385,000             2,896,487
==================================================================================================

ELECTRIC UTILITIES--0.33%
AmerenEnergy Generating Co.-Series C, Sr.
Unsec. Global Notes, 7.75%, 11/01/05(g)                              350,000               369,215
--------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec.
Deb., 7.75%, 06/01/26(g)(k)                                          900,000               972,901
--------------------------------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium
Term Notes, 8.62%, 12/15/11(g)                                     2,150,000             2,690,274
--------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., Floating Rate
Notes, 2.30%, 04/03/06(c)                                            687,000               687,682
--------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd.
(United Kingdom) Unsec. Unsub. Notes, 6.75%,
12/15/04 (Acquired 01/08/04; Cost $815,419)
(d)(e)(g)                                                            785,000               789,388
--------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series
B, Sr. Unsec. Gtd. Unsub. Global Notes, 6.50%,
02/25/08(g)                                                        2,075,000             2,170,288
--------------------------------------------------------------------------------------------------
                                                                                         7,679,748
==================================================================================================

ENVIRONMENTAL SERVICES--0.10%
Waste Management, Inc., Sr. Unsec. Notes, 7.00%,
10/01/04(g)                                                        2,400,000             2,400,672
==================================================================================================

FOOD RETAIL--0.07%
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05(g)                 1,750,000             1,745,888
==================================================================================================

GAS UTILITIES--0.37%
CenterPoint Energy Resources Corp., Unsec.
Deb., 6.50%, 02/01/08(g)                                           1,990,000             2,139,051
--------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%,
11/28/05(g)                                                        4,500,000             4,700,160
--------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term
Notes, 7.68%, 04/15/05(g)                                          1,720,000             1,764,135
--------------------------------------------------------------------------------------------------
                                                                                         8,603,346
==================================================================================================

HEALTH CARE FACILITIES--0.23%
HCA Inc.,
   Notes, 7.00%, 07/01/07(g)                                         600,000               645,306
--------------------------------------------------------------------------------------------------
   Sr. Sub. Notes, 6.91%, 06/15/05(g)                              4,760,000             4,874,668
--------------------------------------------------------------------------------------------------
                                                                                         5,519,974
==================================================================================================

HOMEBUILDING--0.36%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%,
08/15/11(g)                                                        1,760,000             2,028,400
--------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global
Notes,  9.95%, 05/01/10(g)                                         3,855,000             4,210,855
--------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%,
10/24/05(g)                                                        1,500,000             1,566,465
--------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub.
Notes, 9.75%, 09/01/10(g)                                            500,000               551,850
--------------------------------------------------------------------------------------------------
                                                                                         8,357,570
==================================================================================================

                                       F-5

BAL-QTR-1

                                                                  PRINCIPAL                MARKET
                                                                   AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------
HYPERMARKETS & SUPER CENTERS--0.13%
Wal-Mart Stores, Inc., Unsec. Deb., 8.50%,
09/15/24(g)                                                     $  2,895,000          $  3,025,014
==================================================================================================

INDUSTRIAL CONGLOMERATES--0.19%
Tyco International Group S.A. (Luxembourg),
Unsec. Unsub. Gtd. Yankee Notes, 6.38%,
06/15/05(g)                                                        3,530,000             3,616,591
--------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06
(Acquired 10/08/03; Cost $849,203)(d)(e)(g)                          750,000               810,728
--------------------------------------------------------------------------------------------------
                                                                                         4,427,319
==================================================================================================

INTEGRATED OIL & GAS--0.30%
Amerada Hess Corp., Unsec. Notes, 7.13%,
03/15/33(g)                                                        1,800,000             1,929,276
--------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(g)                    1,000,000             1,083,900
--------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%,
08/15/28(g)                                                        2,009,000             2,324,373
--------------------------------------------------------------------------------------------------
Repsol International Finance B.V.(Netherlands),
Unsec. Gtd. Global Notes, 7.45%, 07/15/05(g)                       1,590,000             1,649,021
--------------------------------------------------------------------------------------------------
                                                                                         6,986,570
==================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.97%
France Telecom S.A. (France), Sr. Unsec. Global
Notes, 8.50%, 03/01/31(g)                                            930,000             1,230,576
--------------------------------------------------------------------------------------------------
Sprint Capital Corp.,
   Sr. Unsec. Gtd. Global Notes, 7.13%,
   01/30/06(g)                                                     2,285,000             2,401,421
--------------------------------------------------------------------------------------------------
   Unsec. Gtd. Global Notes, 7.90%, 03/15/05(g)                    4,665,000             4,782,698
--------------------------------------------------------------------------------------------------
Sprint Corp., Deb. 9.25%, 04/15/22(g)                              1,000,000             1,289,000
--------------------------------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes,
   7.50%, 06/01/07(g)                                              1,850,000             2,021,625
--------------------------------------------------------------------------------------------------
   8.00%, 06/01/11(g)                                              1,000,000             1,168,505
--------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec.
Deb., 6.75%, 05/15/27(g)                                           1,000,000             1,058,060
--------------------------------------------------------------------------------------------------
Verizon Communications Inc., Unsec. Deb.,
   6.36%, 04/15/06(g)                                              2,570,000             2,700,248
--------------------------------------------------------------------------------------------------
   6.94%, 04/15/28(g)                                                900,000               969,516
--------------------------------------------------------------------------------------------------
   8.75%, 11/01/21(g)                                              1,350,000             1,697,963
--------------------------------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec.
Global Deb., 6.88%, 04/01/12(g)                                    2,400,000             2,667,744
--------------------------------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec. Global                       950,000               929,860
Deb., 4.63%, 03/15/13(g)
--------------------------------------------------------------------------------------------------
                                                                                        22,917,216
==================================================================================================

INVESTMENT BANKING & BROKERAGE--0.22%
Lehman Brothers Inc.,
   Sr. Sub. Deb., 11.63%, 05/15/05(g)                              2,645,000             2,778,678
--------------------------------------------------------------------------------------------------
   Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(g)                       1,000,000             1,075,360
--------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term
Notes, 4.54%, 03/08/05(g)                                          1,415,000             1,430,324
--------------------------------------------------------------------------------------------------
                                                                                         5,284,362
==================================================================================================

LIFE & HEALTH INSURANCE--0.23%
Prudential Holdings, LLC-Series B, Bonds,
7.25%, 12/18/23 (Acquired 01/22/04-01/29/04;
Cost $4,717,650) (d)(g)(k)                                         4,000,000             4,722,520
--------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%,
10/30/06(g)                                                          600,000               658,074
--------------------------------------------------------------------------------------------------
                                                                                         5,380,594
==================================================================================================

MOVIES & ENTERTAINMENT--0.07%
Time Warner Inc., Sr. Unsec. Gtd. Global Notes,
5.63%, 05/01/05(g)                                                 1,680,000             1,710,400
==================================================================================================

                                       F-6

BAL-QTR-1

                                                                 PRINCIPAL                 MARKET
                                                                  AMOUNT                   VALUE
--------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.07%
Dominion Resources Inc.-Series B, Sr. Unsec.
Unsub. Global Notes, 7.63%, 07/15/05(g)                         $  1,710,000          $  1,777,987
==================================================================================================

MUNICIPALITIES--0.36%
Industry (City of), California Urban
Development Agency (Project 3); Taxable
Allocation Series 2003 B, 6.10%, 05/01/24(g)(k)                    1,910,000             1,964,913
--------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement
Corp.; Taxable Rental Car Facility Series 2004 RB,
   3.69%, 07/01/07(g)(k)                                           1,000,000             1,008,750
--------------------------------------------------------------------------------------------------
   4.21%, 07/01/08(g)(k)                                           1,185,000             1,204,256
--------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable
Pension Funding Series 2004 C-1 RB, 0.27%,
07/10/30(g)(k)(l)                                                  4,425,000             4,181,625
--------------------------------------------------------------------------------------------------
                                                                                         8,359,544
==================================================================================================

OIL & GAS DRILLING--0.09%
Transocean Inc. (Cayman Islands), Unsec. Global
Notes, 6.75%, 04/15/05(g)                                          2,000,000             2,056,100
==================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.16%
Pemex Project Funding Master Trust, Unsec. Gtd.
Unsub. Global Notes, 7.38%, 12/15/14(g)                            3,535,000             3,857,039
==================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--1.03%
CIT Group Inc., Sr. Unsec. Unsub. Global Notes,
7.63%, 08/16/05(g)                                                   675,000               704,376
--------------------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A, Medium
Term Global Notes, 2.85%, 01/30/06(g)                                400,000               400,944
--------------------------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global
Notes, 8.00%, 06/15/05(g)                                          2,425,000             2,519,648
--------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global Bonds,
8.44%(g)(i)                                                          900,000             1,074,492
--------------------------------------------------------------------------------------------------
Mizuho JGB Investment LLC-Series A, Bonds,
9.87%  (Acquired 06/16/04; Cost $1,357,500)(d)(g)(i)               1,200,000             1,403,340
--------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands),
   Series 1999-2, Class A1, Global Bonds, 9.69%,
   08/15/09(g)                                                     2,900,000             3,319,050
--------------------------------------------------------------------------------------------------
   Sr. Unsec. Global Notes, 8.02%, 05/15/07(g)                     2,016,667             2,159,144
--------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec. Notes, 2.71%, 03/31/06
(Acquired 03/23/04; Cost $1,296,506)(d)(e)(g)                      1,279,034             1,278,744
--------------------------------------------------------------------------------------------------
Premium Asset 2004-04 Trust, Sr. Notes, 4.13%,
03/12/09 (Acquired 03/04/04; Cost $3,572,605)
(d)(e)(g)                                                          3,575,000             3,530,578
--------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands),
Sr. Notes, 9.25%, 03/15/30 (Acquired 09/22/04;
Cost $3,221,976)(d)(e)(g)                                          2,723,333             3,206,970
--------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Aruba), Gtd. Sub. Tier
II Bonds, 8.75%(g)(i)                                                945,000             1,044,385
--------------------------------------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes,
7.70%, 11/02/04(g)                                                 3,475,000             3,486,641
--------------------------------------------------------------------------------------------------
                                                                                        24,128,312
==================================================================================================

PACKAGED FOODS & MEATS--0.03%
Nabisco Inc., Notes, 6.38%, 02/01/05(g)                              750,000               762,735
==================================================================================================

PROPERTY & CASUALTY INSURANCE--0.28%
First American Capital Trust I, Gtd. Notes,
8.50%, 04/15/12(g)                                                 4,295,000             4,938,778
--------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb.,
5.15%, 08/15/33 (Acquired 03/23/04; Cost
$908,164)(d)(e)(g)                                                   865,000               881,227
--------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., Sr. Unsec.
Notes, 6.75%, 11/15/06(g)                                            700,000               747,971
--------------------------------------------------------------------------------------------------
                                                                                         6,567,976
==================================================================================================

                                       F-7
BAL-QTR-1

                                                                    PRINCIPAL              MARKET
                                                                     AMOUNT                VALUE
--------------------------------------------------------------------------------------------------
REAL ESTATE--0.25%
CarrAmerica Realty Corp., Sr. Unsec. Gtd.
Notes, 6.63%, 03/01/05(g)                                        $   420,000           $   426,250
--------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., Sr. Medium
Term Notes, 6.84%, 12/16/04(g)                                       500,000               504,065
--------------------------------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%,
02/15/05(g)                                                        1,400,000             1,419,586
--------------------------------------------------------------------------------------------------
Health Care Properties, Sr. Unsec. Notes, 6.88%,
06/08/05(g)                                                        1,325,000             1,361,445
--------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%,
02/23/05(g)                                                        1,435,000             1,458,261
--------------------------------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes,
8.00%, 07/19/05(g)                                                   600,000               623,190
--------------------------------------------------------------------------------------------------
                                                                                         5,792,797
==================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.09%
Southern Investments UK PLC (United Kingdom),
Sr. Unsec. Unsub. Yankee Notes, 6.80%, 12/01/06(g)                 1,925,000             2,024,908
==================================================================================================

REGIONAL BANKS--0.85%
Cullen/Frost Capital Trust I, Unsec. Sub.
Floating Rate Notes, 3.34%, 03/01/34(c)(g)                         3,400,000             3,532,554
--------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%,
03/31/08(g)                                                        3,000,000             3,036,840
--------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes,
2.36%, 06/01/28(c)(g)                                              1,000,000               946,080
--------------------------------------------------------------------------------------------------
Popular North America, Inc., Gtd. Notes, 4.70%,                    3,125,000             3,208,844
06/30/09(g)
--------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands),
Sec. Sub. Floating Rate Euro Notes, 2.25%(g)(i)(j)                 8,000,000             7,915,296
--------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%,
06/15/14(g)                                                        1,400,000             1,437,093
--------------------------------------------------------------------------------------------------
                                                                                        20,076,707
==================================================================================================

RESTAURANTS--0.04%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25(g)                    850,000               912,348
==================================================================================================

SOVEREIGN DEBT--0.65%
Japan Bank for International Cooperation
(Japan), Unsec. Gtd. Euro Bonds, 6.50%,
10/06/05(g)                                                        4,600,000             4,781,723
--------------------------------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec.
Yankee Deb., 6.75%, 08/15/13(g)                                      830,000               976,910
--------------------------------------------------------------------------------------------------
Quebec (Province of) (Canada), Sr. Unsec.
Unsub. Global Deb., 5.75%, 02/15/09(g)                             1,400,000             1,516,242
--------------------------------------------------------------------------------------------------
Russian Federation (Russia),
   Unsec. Unsub. Bonds, 5.00%, 03/31/30
   (Acquired 05/18/04; Cost $1,260,875)(d)(g)                      1,400,000             1,354,220
--------------------------------------------------------------------------------------------------
    Unsec. Unsub. Bonds, 8.75%, 07/24/05
   (Acquired 09/10/04; Cost $393,563)(d)(e)(g)                       375,000               391,125
--------------------------------------------------------------------------------------------------
   Unsec. Unsub. Euro Bonds-REGS,
      8.75%, 07/24/05 (Acquired 05/14/04; Cost
      $2,218,650)(d)(g)                                            2,100,000             2,192,209
--------------------------------------------------------------------------------------------------
      10.00%, 06/26/07 (Acquired 05/14/04-
      05/18/04; Cost $1,892,475) (d)(g)                            1,680,000             1,900,693
--------------------------------------------------------------------------------------------------
United Mexican States (Mexico),
   Global Notes, 6.63%, 03/03/15(g)                                  490,000               521,164
--------------------------------------------------------------------------------------------------
   Series A, Medium Term Global Notes, 7.50%,
   04/08/33(g)                                                     1,570,000             1,655,801
--------------------------------------------------------------------------------------------------
                                                                                        15,290,087
==================================================================================================

THRIFTS & MORTGAGE FINANCE--0.13%
Greenpoint Capital Trust I, Gtd. Sub. Notes,
9.10%, 06/01/27(g)                                                   950,000             1,118,331
--------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec.
Notes, 8.25%, 06/15/05(g)                                          1,775,000             1,846,408
--------------------------------------------------------------------------------------------------
                                                                                         2,964,739
==================================================================================================

BAL-QTR-1

                                                                   PRINCIPAL               MARKET
                                                                    AMOUNT                 VALUE
--------------------------------------------------------------------------------------------------
TOBACCO--0.08%
Altria Group, Inc.,
  Sr. Unsec. Notes, 7.00%, 11/04/13(g)                           $   700,000           $   732,319
--------------------------------------------------------------------------------------------------
  Unsec. Global Notes, 7.00%, 07/15/05(g)                            850,000               874,063
--------------------------------------------------------------------------------------------------
  Unsec. Notes, 6.38%, 02/01/06(g)                                   350,000               361,277
--------------------------------------------------------------------------------------------------
                                                                                         1,967,659
==================================================================================================

TRUCKING--0.13%
Roadway Corp., Sr. Unsec. Gtd. Global Notes,
8.25%, 12/01/08(g)                                                 2,655,000             2,998,265
==================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.32%
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub.
Global Notes, 10.63%, 07/15/10(g                                   4,355,000             4,844,894
--------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global
Notes, 10.38%, 01/15/11(g)                                         2,300,000             2,625,082
--------------------------------------------------------------------------------------------------
                                                                                         7,469,976
==================================================================================================

Total Bonds & Notes (Cost $309,959,994)                                                309,968,967
==================================================================================================

U.S. MORTGAGE-BACKED SECURITIES--7.99%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--1.45%
Pass Through Ctfs.,
 5.50%, 05/01/13 to 12/01/33(g)                                    3,829,564             3,957,902
--------------------------------------------------------------------------------------------------
 7.00%, 06/01/15 to 06/01/32(g)                                    4,926,380             5,229,780
--------------------------------------------------------------------------------------------------
 6.50%, 05/01/16 to 03/01/33(g)                                    8,861,704             9,308,520
--------------------------------------------------------------------------------------------------
 6.00%, 04/01/17 to 01/01/34(g)                                   10,209,604            10,656,557
--------------------------------------------------------------------------------------------------
 8.00%, 01/01/27(g)                                                1,414,626             1,548,551
--------------------------------------------------------------------------------------------------
 7.50%, 12/01/30 to 03/01/32(g)                                      938,564             1,007,664
--------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18(m)                                                2,420,000             2,462,129
--------------------------------------------------------------------------------------------------
                                                                                        34,171,103
==================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--5.63%
Pass Through Ctfs.,
 8.50%, 03/01/10 to 10/01/28(g)                                    2,466,227             2,724,089
--------------------------------------------------------------------------------------------------
 6.50%, 04/01/14 to 08/01/34(g)                                   16,375,298            17,235,291
--------------------------------------------------------------------------------------------------
 7.50%, 11/01/15 to 05/01/32(g)                                    1,813,848             1,941,155
--------------------------------------------------------------------------------------------------
 7.00%, 12/01/15 to 09/01/32(g)                                    6,090,181             6,465,440
--------------------------------------------------------------------------------------------------
 6.00%, 01/01/17 to 03/01/22(g)                                      578,568               602,961
--------------------------------------------------------------------------------------------------
 5.00%, 11/01/17 to 11/01/18(g)                                    3,116,546             3,174,335
--------------------------------------------------------------------------------------------------
 8.00%, 08/01/21 to 10/01/30(g)                                    1,492,882             1,634,639
--------------------------------------------------------------------------------------------------
 5.50%, 07/01/33 to 12/01/33(g)                                   42,221,776            42,886,566
--------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
 5.00%, 10/01/18 to 10/01/33(m)                                   25,346,640            25,602,390
--------------------------------------------------------------------------------------------------
 5.50%, 10/01/18(m)                                                9,221,190             9,540,374
--------------------------------------------------------------------------------------------------
 6.00%, 11/01/32(m)                                               19,643,600            20,356,618
--------------------------------------------------------------------------------------------------
                                                                                       132,163,858
==================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--0.91%
Pass Through Ctfs.,
 6.50%, 10/15/08 to 02/15/33(g)                                    4,375,845             4,623,874
--------------------------------------------------------------------------------------------------
 7.00%, 10/15/08 to 05/15/32(g)                                    2,807,714             2,995,787
--------------------------------------------------------------------------------------------------
 6.00%, 11/15/08 to 10/15/33(g)                                    6,442,775             6,694,762
--------------------------------------------------------------------------------------------------
 8.00%, 08/15/22 to 01/20/31(g)                                      940,797             1,034,076
--------------------------------------------------------------------------------------------------
 7.50%, 06/15/23 to 05/15/32(g)                                    2,292,670             2,477,734
--------------------------------------------------------------------------------------------------
 8.50%, 11/15/24 to 02/15/25(g)                                      122,829               135,652
--------------------------------------------------------------------------------------------------
 5.50%, 06/15/33 to 12/15/33(g)                                    3,413,324             3,480,757
--------------------------------------------------------------------------------------------------
                                                                                        21,442,642
==================================================================================================

Total U.S. Mortgage-Backed Securities
(Cost $185,737,014)                                                                    187,777,603
==================================================================================================

BAL-QTR-1

                                                                  PRINCIPAL                MARKET
                                                                   AMOUNT                  VALUE
--------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--4.27%

FEDERAL HOME LOAN BANK (FHLB)--3.75%
Unsec. Disc. Notes,
 1.50%, 10/01/04(n)                                             $ 87,995,000         $  87,995,000
--------------------------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.52%
Unsec. Floating Rate Global Notes,
 4.40%, 02/17/09(g)(o)                                             8,675,000             8,717,768
--------------------------------------------------------------------------------------------------
Unsec. Global Notes,
 3.38%, 12/15/08(g)                                                3,525,000             3,497,047
--------------------------------------------------------------------------------------------------
                                                                                        12,214,815
==================================================================================================

Total U.S. Government Agency Securities
(Cost $100,072,103)                                                                    100,209,815
==================================================================================================

U.S. TREASURY SECURITIES--3.89%

U.S. TREASURY NOTES--2.82%
 6.75%, 05/15/05(g)                                                5,050,000             5,193,215
--------------------------------------------------------------------------------------------------
 1.25%, 05/31/05(g)                                                1,500,000             1,492,383
--------------------------------------------------------------------------------------------------
 1.50%, 07/31/05(g)                                                  800,000               795,813
--------------------------------------------------------------------------------------------------
 6.50%, 10/15/06(g)                                               17,165,000            18,479,195
--------------------------------------------------------------------------------------------------
 3.50%, 11/15/06(g)                                               14,800,000            15,059,000
--------------------------------------------------------------------------------------------------
 3.13%, 10/15/08(g)                                                3,100,000             3,096,125
--------------------------------------------------------------------------------------------------
 4.75%, 11/15/08(g)                                                5,680,000             6,024,350
--------------------------------------------------------------------------------------------------
 3.38%, 09/15/09(g)                                                3,400,000             3,402,652
--------------------------------------------------------------------------------------------------
 5.00%, 02/15/11(g)                                               11,825,000            12,704,484
--------------------------------------------------------------------------------------------------
                                                                                        66,247,217
==================================================================================================

U.S. TREASURY BONDS--1.07%
 7.25%, 05/15/16 to 08/15/22(g)                                   13,155,000            16,707,071
--------------------------------------------------------------------------------------------------
 7.50%, 11/15/16(g)                                                  150,000               192,797
--------------------------------------------------------------------------------------------------
 5.38%, 02/15/31(g)                                                7,600,000             8,141,500
--------------------------------------------------------------------------------------------------
                                                                                        25,041,368
==================================================================================================

Total U.S. Treasury Securities (Cost
$89,293,035)                                                                            91,288,585
==================================================================================================

ASSET-BACKED SECURITIES--0.86%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.76%
Citicorp Lease-Series 1999-1,
   Class A1, Pass Through Ctfs., 7.22%,
   06/15/05 (Acquired 05/08/02-02/25/04;
   Cost $6,179,945)(d)(g)                                          5,820,154             6,001,071
--------------------------------------------------------------------------------------------------
   Class A2, Pass Through Ctfs., 8.04%,
   12/15/19 (Acquired 06/01/00;
   Cost $3,901,297)(d)(g)                                          3,950,000             4,685,830
--------------------------------------------------------------------------------------------------
Mangrove Bay, Pass Through Ctfs., 6.10%,
07/15/33 (Acquired 07/13/04; Cost $1,391,796)
(d)(g)                                                             1,400,000             1,429,627
--------------------------------------------------------------------------------------------------
Patrons' Legacy-Series 2004-I, Ctfs., 6.67%,
02/04/17 (Acquired 04/30/04; Cost $5,000,000)
(d)(e)                                                             5,000,000             5,196,937
--------------------------------------------------------------------------------------------------
Yorkshire Power (Cayman Islands)-Series 2000-1,
Pass Through Ctfs., 8.25%, 02/15/05 (Acquired
11/12/03; Cost $640,800)(d)(e)(g)                                    600,000               610,693
--------------------------------------------------------------------------------------------------
                                                                                        17,924,158
==================================================================================================

THRIFTS & MORTGAGE FINANCE--0.10%
Sovereign Bank, Class A-1, Pass Through Ctfs.,
10.20%, 06/30/05 (Acquired 09/22/04; Cost
$2,352,075)(d)(e)(g)                                               2,232,100             2,337,798
==================================================================================================
Total Asset-Backed Securities (Cost $19,465,912)                                        20,261,956
==================================================================================================
TOTAL INVESTMENTS--82.71% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $1,882,733,575)                                             1,943,101,757
==================================================================================================

BAL-QTR-1

                                                                                           MARKET
                                                                   SHARES                  VALUE
--------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--17.29%
Liquid Assets Portfolio-Institutional
Class(q)(r)                                                      203,095,532         $ 203,095,532
--------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(q)(r)                   203,095,533           203,095,533
--------------------------------------------------------------------------------------------------

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost
$406,191,065)                                                                          406,191,065
==================================================================================================
TOTAL INVESTMENTS--100.00% (Cost
$2,288,924,640)                                                                    $ 2,349,292,822
__________________________________________________________________________________________________
==================================================================================================

Investment Abbreviations:

ADR                                                 American Depositary Receipt
Ctfs.                                               Certificates
Deb.                                                Debentures
Disc.                                               Discounted
Gtd.                                                Guaranteed
Pfd.                                                Preferred
RB                                                  Revenue Bonds
REGS                                                Regulation S
Sec.                                                Secured
Sr.                                                 Senior
Sub.                                                Subordinated
TBA                                                 To Be Announced
Unsec.                                              Unsecured
Unsub.                                              Unsubordinated

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2004.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $68,213,933, which represented 2.90% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(e) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $38,640,401, which represented 1.64% of the Fund's Total Investments.

(f) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 was 1.79% of the Fund's Total Investments. See Note 1A.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $559,573,000, which represented 23.82% of the Fund's Total Investments. See Note 1A.

(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 4.

(i) Perpetual bond with no specified maturity date.

(j) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.

(k) Principal and interest payments are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(l) Zero coupon bond issued at a discount. The interest rate shown represents the current yield on September 30, 2004. Bond will convert to a fixed coupon rate at a specified future date.

(m) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(n) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(o) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.

(p) Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2004.

(q) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(r) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

BAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.




                                      F-12
BAL-QTR-1

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

      Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains



                                      F-13
BAL-QTR-1
or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


                                      F-14
BAL-QTR-1

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                        MARKET                        PROCEEDS        UNREALIZED       MARKET                   REALIZED
                        VALUE         PURCHASES         FROM         APPRECIATION      VALUE       DIVIDEND      GAIN
FUND                   12/31/03        AT COST         SALES        (DEPRECIATION)    09/30/04      INCOME*      (LOSS)
------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class               $ 60,195,599    $464,287,024   $(321,387,091)     $    --       $203,095,532    $143,928      $    --
-------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class                 60,195,599     464,287,025    (321,387,091)          --        203,095,533     140,514           --
-------------------------------------------------------------------------------------------------------------------------
      TOTAL         $120,391,198    $928,574,049   $(642,774,182)     $    --       $406,191,065    $284,442      $    --
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At September 30, 2004, securities with an aggregate value of $398,151,665 were on loan to brokers. The loans were secured by cash collateral of $406,191,065, received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $284,442 for securities lending transactions.

NOTE 4--FUTURES CONTRACTS

On September 30, 2004, $4,150,000 principal amount of corporate obligations were pledged as collateral to cover margin requirements for open futures contracts.

    OPEN FUTURES CONTRACTS AT PERIOD END

                                                                           UNREALIZED
                               NO. OF        MONTH/          MARKET       APPRECIATION
         CONTRACT             CONTRACTS    COMMITMENT        VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond           14    Dec-04/Long    $  1,571,062         $ 19,322
---------------------------------------------------------------------------------------
U.S. Treasury 5 Year Notes          490    Dec-04/Long      54,267,500          113,220
---------------------------------------------------------------------------------------
U.S. Treasury 2 Year Notes          220    Dec-04/Long      46,471,563          (11,412)
---------------------------------------------------------------------------------------
                                                          $102,310,125         $121,130
=======================================================================================


NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $653,830,957 and $1,125,601,269, respectively.



                                      F-15
BAL-QTR-1

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities       $117,341,338
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (77,761,071)
-----------------------------------------------------------------------------
Net unrealized appreciation of investment securities             $ 39,580,267
=============================================================================

Cost of investments for tax purposes is $2,309,712,555.


                                      F-16
BAL-QTR-1

                            AIM BASIC BALANCED FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               BBA-QTR-1 9/04            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUTIY INTERESTS--64.08%
ADVERTISING--2.46%
Interpublic Group of Cos., Inc. (The)(a)                                                     183,000                   $  1,937,970
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                            31,900                      2,330,614
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,268,584
===================================================================================================================================

AEROSPACE & DEFENSE--1.07%
Honeywell International Inc.                                                                  51,500                      1,846,790
===================================================================================================================================

ALUMINUM--1.10%
Alcoa Inc.                                                                                    57,000                      1,914,630
===================================================================================================================================

APPAREL RETAIL--1.12%
Gap, Inc. (The)                                                                              103,900                      1,942,930
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.43%
Bank of New York Co., Inc. (The)                                                              85,000                      2,479,450
===================================================================================================================================

BUILDING PRODUCTS--2.40%
American Standard Cos. Inc.(a)                                                                41,000                      1,595,310
===================================================================================================================================
Masco Corp.                                                                                   74,000                      2,555,220
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,150,530
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.69%
Motorola, Inc.                                                                                66,300                      1,196,052
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.54%
Deere & Co.                                                                                   14,500                        935,975
===================================================================================================================================

CONSUMER ELECTRONICS--2.03%
Koninklijke (Royal) Philips Electronics N.V.-New York Shares (Netherlands)                    62,200                      1,425,002
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                                                        61,000                      2,097,790
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,522,792
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.22%
Ceridian Corp.(a)                                                                            100,900                      1,857,569
-----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                              85,600                      3,723,600
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,581,169
===================================================================================================================================

DEPARTMENT STORES--0.82%
May Department Stores Co. (The)                                                               55,100                      1,412,213
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.48%
Dow Chemical Co. (The)                                                                        18,500                        835,830
===================================================================================================================================

BBA-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--1.77%
Cendant Corp.                                                                                141,700              $       3,060,720
-----------------------------------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES--0.25%
FirstEnergy Corp.                                                                             10,600                        435,448
-----------------------------------------------------------------------------------------------------------------------------------

ENVIRONMENTAL SERVICES--1.93%
Waste Management, Inc.                                                                       122,500                      3,349,150
-----------------------------------------------------------------------------------------------------------------------------------

FOOD RETAIL--2.05%
Kroger Co. (The)(a)                                                                          126,400                      1,961,728
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                               82,000                      1,583,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,545,148
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.55%
Target Corp.                                                                                  59,400                      2,687,850
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--2.69%
Cardinal Health, Inc.                                                                         63,200                      2,766,264
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                74,000                      1,898,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,664,364
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.32%
Baxter International Inc.                                                                     50,500                      1,624,080
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                               15,000                        661,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,285,580
===================================================================================================================================

HEALTH CARE FACILITIES--1.21%
HCA Inc.                                                                                      54,800                      2,090,620
===================================================================================================================================

HEALTH CARE SERVICES--0.38%
IMS Health Inc.                                                                               27,800                        664,976
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.76%
General Electric Co.                                                                          73,100                      2,454,698
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                            132,600                      4,065,516
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,520,214
===================================================================================================================================

INDUSTRIAL MACHINERY--1.56%
Illinois Tool Works Inc.                                                                      29,100                      2,711,247
===================================================================================================================================

INSURANCE BROKERS--0.72%
Aon Corp.                                                                                     43,500                      1,250,190
===================================================================================================================================

INTEGRATED OIL & GAS--0.12%
Shell Frontier Oil & Gas Inc.-Series B, 2.38% Floating Rate Pfd.(b)                                2                        200,000
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--2.52%
Merrill Lynch & Co., Inc.                                                                     39,000                      1,939,080
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                49,400                      2,435,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,374,500
===================================================================================================================================

BBA-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MANAGED HEALTH CARE--1.54%
Anthem, Inc.(a)                                                                               30,500              $       2,661,125
===================================================================================================================================

MOVIES & ENTERTAINMENT--1.37%
Walt Disney Co. (The)                                                                        105,500                      2,379,025
===================================================================================================================================

MULTI-LINE INSURANCE--0.91%
Hartford Financial Services Group, Inc. (The)                                                 25,500                      1,579,215
===================================================================================================================================

OIL & GAS DRILLING--2.36%
Pride International, Inc.(a)                                                                  49,200                        973,668
-----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                                                           86,900                      3,109,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,082,950
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.45%
Halliburton Co.                                                                               92,000                      3,099,480
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                               17,100                      1,151,001
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,250,481
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--4.71%

ABN AMRO XVIII Custodial Receipts-Series MM18, 2.79% Floating
Rate, Pfd. (Acquired 09/10/04-09/13/04;  Cost $199,995)(c)(d)(o)                                   2                        200,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.                                                                                75,000                      3,309,000
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                         100,928                      4,009,870
-----------------------------------------------------------------------------------------------------------------------------------
Zurich RegCaPS Funding Trust III, 2.17% Floating Rate Pfd. (Acquired
06/03/04-09/28/04; Cost $635,805)(b)(c)(d)                                                       650                        641,550
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,160,420
===================================================================================================================================

PACKAGED FOODS & MEATS--1.01%
Kraft Foods Inc.-Class A                                                                      55,000                      1,744,600
===================================================================================================================================

PHARMACEUTICALS--4.74%
Pfizer Inc.                                                                                   80,500                      2,463,300
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis S.A. (France)(e)                                                               51,712                      3,766,881
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                         53,200                      1,989,680
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,219,861
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.56%
ACE Ltd. (Cayman Islands)                                                                     67,600                      2,708,056
===================================================================================================================================

SYSTEMS SOFTWARE--1.97%
Computer Associates International, Inc.                                                      129,800                      3,413,740
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.27%
Fannie Mae                                                                                    54,400                      3,448,960
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series J, 3.78% Pfd.(f)                                                             4,850                        244,471
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae-Series K, 3.00% Pfd.(f)                                                             4,850                        247,956
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          3,941,387
===================================================================================================================================
Total Stocks & Other Equity Interests (Cost $100,415,311)                                                               111,067,812
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES--14.84%
ADVERTISING--0.08%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Notes, 7.88%, 10/15/05(f)           $      130,000                   $    136,098
===================================================================================================================================

AEROSPACE & DEFENSE--0.19%
Lockheed Martin Corp.-Series A, Medium Term Notes, 8.66%, 11/30/06(f)                         35,000                         38,634
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., Unsec. Deb., 9.38%, 10/15/24(f)                                      275,000                        288,357
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            326,991
===================================================================================================================================

AUTOMOBILE MANUFACTURERS--0.09%
DaimlerChrysler N.A. Holding Corp., Unsec. Gtd. Global Notes, 7.40%, 01/20/05(f)             110,000                        111,648
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler N.A. Holding Corp.-Series D, Gtd. Medium Term Notes, 3.40%,
12/15/04(f)                                                                                   50,000                         50,126
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            161,774
===================================================================================================================================

BROADCASTING & CABLE TV--1.19%
Continental Cablevision, Inc., Sr. Unsec. Deb.,
8.88%, 09/15/05(f)                                                                           500,000                        528,105
-----------------------------------------------------------------------------------------------------------------------------------
9.50%, 08/01/13(f)                                                                           100,000                        110,141
-----------------------------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., Unsec. Notes, 6.88%, 06/15/05(f)                                    65,000                         66,645
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Sr. Unsec. Notes,  6.63%, 02/15/06(f)                                        75,000                         78,413
-----------------------------------------------------------------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Notes, 8.38%, 11/01/05(f)                           120,000                        127,560
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd. (Canada)-Series B, Sr. Sec. Second Priority
Yankee Notes, 10.00%, 03/15/05(f)                                                            160,000                        166,000
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Notes, 7.25%, 08/01/05(f)                                      175,000                        181,601
-----------------------------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., Sr. Unsec. Notes, 8.00%, 08/01/05(f)                               125,000                        130,471
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24(f)                              65,000                         73,452
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Deb., 9.15%, 02/01/23(f)                                      350,000                        449,823
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., Unsec. Notes, 7.75%, 06/15/05(f)                                     150,000                        155,193
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,067,404
===================================================================================================================================

CONSUMER FINANCE--2.47%
Associates Corp. of North America, Sr. Global Deb., 6.95%, 11/01/18(f)                       175,000                        204,542
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, Sr. Global Bank Notes, 8.25%, 06/15/05(f)                                  225,000                        233,370
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Capital I, Sub. Floating Rate Bonds, 3.24%, 02/01/27
(Acquired 09/16/04; Cost $433,245)(b)(c)(d)(f)                                               425,000                        431,463
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Sr. Unsec. Notes, 7.25%, 05/01/06(f)                            275,000                        291,052
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp., Unsec. Notes, 7.13%, 08/01/08(f)                                150,000                        164,380
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--(CONTINUED)
Ford Motor Credit Co., Floating Rate Global Notes, 3.54%, 10/25/04(b)(f)            $        175,000              $         175,070
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Notes, 6.75%, 05/15/05(f)                                             100,000                        102,500
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Floating Rate Global Notes, 1.85%,
04/28/05(b)(f)                                                                               350,000                        349,937
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes,
6.50%, 01/25/07(f)                                                                            55,000                         58,315
-----------------------------------------------------------------------------------------------------------------------------------
6.88%, 02/01/06(f)                                                                           450,000                        471,231
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Global Notes, 7.50%, 03/15/05(f)                               275,000                        281,094
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., Unsec. Notes, 7.75%, 03/15/05(f)                                      220,000                        225,058
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Floating Rate Medium Term Notes,
3.82%, 03/04/05(b)(f)                                                                        625,000                        628,869
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Global Notes,
4.50%, 07/15/06(f)                                                                           190,000                        193,186
-----------------------------------------------------------------------------------------------------------------------------------
7.50%, 07/15/05(f)                                                                           100,000                        103,608
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Medium Term Notes, 5.25%, 05/16/05(f)                        55,000                         55,886
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Unsec. Unsub. Global Notes, 6.75%,
01/15/06(f)                                                                                   300,000(g)                    313,227
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,282,788
===================================================================================================================================

DIVERSIFIED BANKS--1.63%
AB Spintab (Sweden), Bonds, 7.50% (Acquired 02/12/04; Cost
$245,524)(c)(f)(h)                                                                           220,000                        236,456
-----------------------------------------------------------------------------------------------------------------------------------
American Savings Bank, Notes, 6.63%, 02/15/06 (Acquired 03/05/03;
Cost $27,726)(c)(d)(f)                                                                        25,000                         25,998
-----------------------------------------------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior S.N.C. (Mexico), Notes, 3.88%,
01/21/09 (Acquired 02/25/04; Cost $98,375)(c)(d)(f)                                          100,000                         97,009
-----------------------------------------------------------------------------------------------------------------------------------
BankBoston Capital Trust IV, Gtd. Floating Rate Notes, 2.45%, 06/08/28(b)(f)                 250,000                        244,160
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom), Bonds 8.55% (Acquired
11/05/03; Cost $123,064)(c)(f)(h)                                                            100,000                        121,758
-----------------------------------------------------------------------------------------------------------------------------------
Centura Capital Trust I, Gtd. Notes, 8.85%, 06/01/27 (Acquired
05/22/03; Cost $75,926)(c)(d)(f)                                                              60,000                         70,444
-----------------------------------------------------------------------------------------------------------------------------------
Chohung Bank (South Korea), Unsec. Sub. Second Tier Notes, 11.50%,
04/01/10 (Acquired 07/01/04; Cost $266,173)(c)(d)(f)                                         250,000                        262,845
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento (Venezuela), Unsec. Yankee Notes,
8.88%, 06/01/05(f)                                                                           200,000                        207,548
-----------------------------------------------------------------------------------------------------------------------------------
Daiwa P.B. Ltd. (Cayman Islands)-Series E, Gtd.Sub. Floating Rate
Medium Term Euro Notes, 2.15%(h)(i)                                                          100,000                         99,000
-----------------------------------------------------------------------------------------------------------------------------------
Danske Bank A/S (Denmark), First Tier Bonds, 5.91% (Acquired
06/07/04; Cost $100,000)(c)(f)(h)                                                            100,000                        105,390
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Capital Funding L.P. (United Kingdom), Gtd. Bonds, 4.61%
(Acquired 11/05/03; Cost $46,626)(c)(f)(h)                                                    50,000                         47,470
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds Bank PLC (United Kingdom)-Series 1, Unsec. Sub. Floating Rate
Euro Notes, 2.19%(f)(h)(i)                                                                   140,000                        123,154
-----------------------------------------------------------------------------------------------------------------------------------
National Bank of Canada (Canada), Floating Rate Deb., 2.13%, 8/29/87(f)(i)                    80,000                         69,455
-----------------------------------------------------------------------------------------------------------------------------------

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BANKS--(CONTINUED)
National Westminster Bank PLC (United Kingdom)-Series B, Unsec.
Sub. Floating Rate Euro Notes, 2.13%(f)(h)(i)                                         $      150,000                   $    130,384
-----------------------------------------------------------------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub. Deb., 8.25%, 11/01/04(f)                         100,000                        130,104
-----------------------------------------------------------------------------------------------------------------------------------
RBS Capital Trust I, Bonds, 4.71%(f)(h)                                                       50,000                         48,467
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co., Sr. Unsec. Global Notes, 3.75%, 10/15/07(f)                               275,000                        276,155
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Unsec. Sub. Global Bank Notes, 7.80%,
06/15/10(f)                                                                                  250,000                        261,725
-----------------------------------------------------------------------------------------------------------------------------------
Woori Bank (South Korea), Unsec. Sub. Second Tier Notes, 11.75%,
03/01/10 (Acquired 07/01/04; Cost $264,725)(c)(d)(f)                                         250,000                        261,352
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,818,874
===================================================================================================================================

DIVERSIFIED CAPITAL MARKETS--0.13%
UBS Preferred Funding Trust I, Gtd. Global Bonds, 8.62%(f)(h)                                185,000                        224,675
===================================================================================================================================

ELECTRIC UTILITIES--0.46%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes,
7.75%, 11/01/05(f)                                                                            20,000                         21,098
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Unsec. Deb.,  7.75%, 06/01/26(f)                         55,000                         59,455
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05(f)                          350,000                        367,664
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., First Mortgage Floating Rate Notes, 2.72%,
04/03/06(b)                                                                                  120,000                        120,119
-----------------------------------------------------------------------------------------------------------------------------------
Western Power Distribution Holdings Ltd. (United Kingdom), Unsec.
Unsub. Notes, 6.75%, 12/15/04 (Acquired 01/08/04; Cost $46,744)(c)(d)(f)                      45,000                         45,252
-----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Finance (Cayman Islands)-Series B, Sr. Unsec. Gtd.
Unsub. Global Notes, 6.50%, 02/25/08(f)                                                      175,000                        183,036
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            796,624
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.13%
Waste Management, Inc., Sr. Unsec. Notes, 7.00%, 10/01/04(f)                                 225,000                        225,063
===================================================================================================================================

FOOD RETAIL--0.06%
Safeway Inc., Sr. Unsec. Notes, 2.50%, 11/01/05(f)                                           100,000                         99,765
===================================================================================================================================

GAS UTILITIES--0.33%
CenterPoint Energy Resources Corp., Unsec. Deb., 6.50%, 02/01/08(f)                          165,000                        177,359
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group-Series C, Notes, 6.80%, 11/28/05(f)                                    225,000                        235,008
-----------------------------------------------------------------------------------------------------------------------------------
NiSource Capital Markets, Inc., Medium Term Notes, 7.68%, 04/15/05(f)                        150,000                        153,849
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            566,216
===================================================================================================================================

HEALTH CARE FACILITIES--0.30%
HCA Inc., Notes, 7.00%, 07/01/07(f)                                                           45,000                         48,398
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc., Sr. Sub. Notes, 6.91%, 06/15/05(f)                                                 460,000                        471,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            519,479
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDING--0.44%
D.R. Horton, Inc., Sr. Unsec. Notes, 7.88%, 08/15/11(f)                               $      200,000                   $    230,500
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp.-Series B, Sr. Unsec. Gtd. Global Notes, 9.95%, 05/01/10(f)                      275,000                        300,385
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., Unsec. Gtd. Notes, 7.30%, 10/24/05(f)                                     150,000                        156,647
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The), Sr. Unsec. Unsub. Notes, 9.75%, 09/01/10(f)                         75,000                         82,778
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            770,310
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.05%
Wal-Mart Stores, Inc., Unsec. Deb., 8.50%, 09/15/24(f)                                        85,000                         88,817
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--0.25%
Tyco International Group S.A. (Luxembourg), Unsec. Gtd. Unsub.
Yankee Notes, 6.38%, 06/15/05(f)                                                             375,000                        384,199
-----------------------------------------------------------------------------------------------------------------------------------
URC Holdings Corp., Sr. Notes, 7.88%, 06/30/06 (Acquired 10/08/03;
Cost $56,614)(c)(d)(f)                                                                        50,000                         54,049
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            438,248
===================================================================================================================================

INTEGRATED OIL & GAS--0.32%
Amerada Hess Corp., Unsec. Notes, 7.13%, 03/15/33(f)                                         150,000                        160,773
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips, Unsec. Deb., 7.13%, 03/15/28(f)                                              100,000                        108,390
-----------------------------------------------------------------------------------------------------------------------------------
Husky Oil Ltd. (Canada), Yankee Bonds, 8.90%, 08/15/28(f)                                    200,000                        231,396
-----------------------------------------------------------------------------------------------------------------------------------
Repsol International Finance B.V. (Netherlands), Unsec. Gtd. Global
Notes, 7.45%, 07/15/05(f)                                                                     45,000                         46,670
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            547,229
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--1.33%
France Telecom S.A. (France), Sr. Unsec. Global Notes, 8.50%, 03/01/31(f)                     60,000                         79,392
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 01/30/06(f)                       275,000                        289,011
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., Unsec. Gtd. Global Notes, 7.90%, 03/15/05(f)                           380,000                        389,587
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp., Deb., 9.25%, 04/15/22(f)                                                        90,000                        116,010
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp. (Canada), Yankee Notes,
7.50%, 06/01/07(f)                                                                           250,000                        273,193
-----------------------------------------------------------------------------------------------------------------------------------
8.00%, 06/01/11(f)                                                                            60,000                         70,110
-----------------------------------------------------------------------------------------------------------------------------------
Verizon California, Inc.-Series F, Unsec. Deb.,  6.75%, 05/15/27(f)                          100,000                        105,806
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb., 6.36%, 04/15/06(f)                                400,000                        420,272
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., Unsec. Deb.,
6.94%, 04/15/28(f)                                                                           125,000                        134,655
-----------------------------------------------------------------------------------------------------------------------------------
8.75%, 11/01/21(f)                                                                            85,000                        106,909
-----------------------------------------------------------------------------------------------------------------------------------
Verizon New York Inc.-Series A, Sr. Unsec. Global Deb., 6.88%,
04/01/12(f)                                                                                  200,000                        222,312
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Virginia, Inc.-Series A, Unsec. Global Deb., 4.63%, 03/15/13(f)                      100,000                         97,880
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,305,137
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--0.10%
Lehman Brothers Inc., Sr. Sub. Deb., 11.63%, 05/15/05(f)                              $       75,000                   $     78,791
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Inc., Sr. Unsec. Sub. Notes, 7.63%, 06/01/06(f)                               50,000                         53,768
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.-Series B, Medium Term Notes, 4.54%,
03/08/05(f)                                                                                   40,000                         40,433
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            172,992
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.20%
Prudential Holdings, LLC-Series B, Bonds, 7.25%, 12/18/23 (Acquired
01/22/04-01/29/04; Cost $324,231)(c)(f)(j)                                                   275,000                        324,673
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp., Unsec. Notes, 8.00%, 10/30/06(f)                                   25,000                         27,420
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            352,093
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.09%
Time Warner Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/05(f)                           150,000                        152,714
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--0.07%
Dominion Resources, Inc.-Series B, Sr. Unsec. Unsub. Global Notes,
7.63%, 07/15/05(f)                                                                           125,000                        129,970
===================================================================================================================================

MUNICIPALITIES--0.40%
Industry (City of), California Urban Development Agency (Project 3);
Taxable Series 2003 Bonds, 6.10%, 05/01/24(f)(j)                                             150,000                        154,313
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix (City of), Arizona Civic Improvement Corp.; Taxable Rental
Car Facility Series 2004 RB,
3.69%, 07/01/07(f)(j)                                                                         80,000                         80,700
-----------------------------------------------------------------------------------------------------------------------------------
4.21%, 07/01/08(f)(j)                                                                        100,000                        101,625
-----------------------------------------------------------------------------------------------------------------------------------
Sacramento (County of), California; Taxable Pension Funding Series
2004 C-1 RB, 0.27%, 07/10/30(f)(j)(k)                                                        375,000                        354,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            691,013
===================================================================================================================================

OIL & GAS DRILLING--0.10%
Transocean Inc. (Cayman Islands), Unsec. Global Notes,
6.75%, 04/15/05(f)                                                                           175,000                        179,909
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--0.19%
Pemex Project Funding Master Trust, Unsec. Gtd. Unsub. Global Notes,
7.38%, 12/15/14(f)                                                                           300,000                        327,330
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.90%
General Electric Capital Corp.-Series A, Medium Term Global Notes,
2.85%, 01/30/06(f)                                                                            20,000                         20,047
-----------------------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc., Sr. Unsec. Global Notes, 8.00%, 06/15/05(f)                          100,000                        103,903
-----------------------------------------------------------------------------------------------------------------------------------
ING Capital Funding Trust III, Gtd. Global Bonds, 8.44%(f)(h)                                125,000                        149,235
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Pemex Finance Ltd. (Cayman Islands), Sr. Unsec. Global Notes, 8.02%,
05/15/07(f)                                                                           $      137,500                   $    147,214
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Finance Ltd. (Cayman Islands)-Series 1999-2, Class A1, Global
Bonds, 9.69%, 08/15/09(f)                                                                    180,000                        206,010
-----------------------------------------------------------------------------------------------------------------------------------
Premium Asset Trust-Series 2004-04, Sr. Notes, 4.13%, 03/12/09
(Acquired 03/04/04; Cost $249,833)(c)(d)(f)                                                  250,000                        246,894
-----------------------------------------------------------------------------------------------------------------------------------
Regional Diversified Funding (Cayman Islands), Sr. Notes, 9.25%,
03/15/30 (Acquired 09/22/04; Cost $282,629)(c)(d)(f)                                         238,889                        281,313
-----------------------------------------------------------------------------------------------------------------------------------
XTRA, Inc.-Series C, Gtd. Medium Term Notes, 7.70%, 11/02/04(f)                              175,000                        175,586
-----------------------------------------------------------------------------------------------------------------------------------
UFJ Finance Aruba AEC (Netherlands), Gtd. Sub. Tier II Euro Bonds,
8.75%, 11/13/08(f)                                                                            75,000                         82,888
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,559,271
===================================================================================================================================

PACKAGED FOODS & MEATS--0.07%
Nabisco, Inc., Notes, 6.38%, 02/01/05(f)                                                     125,000                        127,123
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.26%
First American Capital Trust I, Gtd. Notes, 8.50%, 04/15/12(f)                               325,000                        373,714
-----------------------------------------------------------------------------------------------------------------------------------
Oil Insurance Ltd. (Bermuda), Unsec. Sub. Deb., 5.15%, 08/15/33
(Acquired 03/23/04; Cost $78,743)(c)(d)(f)                                                    75,000                         76,407
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            450,121
===================================================================================================================================

REAL ESTATE--0.38%
CarrAmerica Realty Corp., Sr. Unsec. Gtd. Notes, 6.63%, 03/01/05(f)                           50,000                         50,744
-----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp., Sr. Medium Term Notes, 6.84%,
12/16/04(f)                                                                                   75,000                         75,610
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating L.P., Sr. Unsec. Notes, 6.63%, 02/15/05(f)                                     200,000                        202,798
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc., Sr. Unsec. Notes, 6.88%, 06/08/05(f)                   150,000                        154,126
-----------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, Sr. Unsec. Notes, 6.70%, 02/23/05(f)                                  125,000                        127,026
-----------------------------------------------------------------------------------------------------------------------------------
Spieker Properties, Inc., Medium Term Notes, 8.00%, 07/19/05(f)                               50,000                         51,933
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            662,237
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.05%
Southern Investments UK PLC (United Kingdom), Sr. Unsec.
Unsub. Yankee Notes, 6.80%, 12/01/06(f)                                                       75,000                         78,893
===================================================================================================================================

REGIONAL BANKS--1.17%
Cullen/Frost Capital Trust I, Unsec. Sub. Floating Rate Notes, 3.34%,
03/01/34(b)(f)                                                                               325,000                        337,671
-----------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp-Series B, Sr. Notes, 5.25%, 03/31/08(f)                                  350,000                        354,298
-----------------------------------------------------------------------------------------------------------------------------------
PNC Capital Trust C, Gtd. Floating Rate Notes, 2.36%, 06/01/28(b)(f)                         175,000                        165,564
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REGIONAL BANKS--(CONTINUED)
Popular North America, Inc., Gtd. Notes, 4.70%, 06/30/09(f)                           $      325,000                   $    333,720
-----------------------------------------------------------------------------------------------------------------------------------
Santander Financial Issuances (Cayman Islands), Sec. Sub. Floating Rate
Euro Notes, 2.25%(f)(h)(i)                                                                   750,000                        742,059
-----------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp., Sub. Notes, 5.00%, 06/15/14(f)                                          100,000                        102,650
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,035,962
===================================================================================================================================

RESTAURANTS--0.03%
McDonald's Corp., Unsec. Deb., 7.05%, 11/15/25(f)                                             55,000                         59,034
===================================================================================================================================

SOVEREIGN DEBT--0.54%
Japan Bank for International Cooperation (Japan), Unsec. Gtd. Euro
Bonds, 6.50%, 10/06/05(f)                                                                    100,000                        103,951
-----------------------------------------------------------------------------------------------------------------------------------
New Brunswick (Province of) (Canada), Sec. Yankee Deb.,
6.75%, 08/15/13(f)                                                                            40,000                         47,080
-----------------------------------------------------------------------------------------------------------------------------------
Quebec (Province of) (Canada), Sr. Unsec. Unsub. Global Deb., 5.75%,
02/15/09(f)                                                                                   55,000                         59,567
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub. Bonds,
5.00%, 03/31/30 (Acquired 05/18/04; Cost $103,572)(c)(f)                                     115,000                        111,240
-----------------------------------------------------------------------------------------------------------------------------------
8.75%, 07/24/05 (Acquired 09/10/04; Cost $78,713)(c)(d)(f)                                    75,000                         78,225
-----------------------------------------------------------------------------------------------------------------------------------
Russian Federation (Russia), Unsec. Unsub. Euro Bonds-REGS,
8.75%, 07/24/05 (Acquired 05/14/04; Cost $184,888)(c)(f)                                     175,000                        182,684
-----------------------------------------------------------------------------------------------------------------------------------
10.00%, 06/26/07 (Acquired 05/14/04-05/18/04; Cost $157,706)(c)(f)                           140,000                        158,391
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico), Global Notes, 6.63%, 03/03/15(f)                              60,000                         63,816
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States (Mexico)-Series A, Medium Term Global Notes,
7.50%, 04/08/33(f)                                                                           120,000                        126,558
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            931,512
===================================================================================================================================

SPECIALIZED FINANCE--0.03%
CIT Group Inc., Sr. Unsec. Unsub. Global Notes, 7.63%, 08/16/05(f)                            50,000                         52,176
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--0.11%
Greenpoint Capital Trust I, Gtd. Sub. Notes, 9.10%, 06/01/27(f)                               75,000                         88,289
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Finance Corp., Sr. Unsec. Notes, 8.25%, 06/15/05(f)                        100,000                        104,023
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            192,312
===================================================================================================================================

TOBACCO--0.13%
Altria Group, Inc., Sr. Unsec. Notes, 7.00%, 11/04/13(f)                                      40,000                         41,847
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Global Notes, 7.00%, 07/15/05(f)                                  150,000                        154,246
-----------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc., Unsec. Notes, 6.38%, 02/01/06(f)                                          20,000                         20,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            216,737
===================================================================================================================================

TRUCKING--0.10%
Roadway Corp., Sr. Unsec. Gtd. Global Notes, 8.25%, 12/01/08(f)                              150,000                        169,394
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.47%
TeleCorp PCS, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.63%, 07/15/10(f)               $   420,000              $         467,246
-----------------------------------------------------------------------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Global Notes, 10.38%, 01/15/11(f)                      300,000                        342,402
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            809,648
===================================================================================================================================

Total Bonds & Notes (Cost $25,637,200)                                                                                   25,725,933
===================================================================================================================================


U.S. MORTGAGE BACKED SECURITIES--8.75%

FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)--3.17%
6.50%, 01/01/16 to 01/01/31(f)                                                               165,630                        174,318
-----------------------------------------------------------------------------------------------------------------------------------
6.00%, 03/01/17 to 11/01/33(f)                                                             1,903,623                      1,976,442
-----------------------------------------------------------------------------------------------------------------------------------
5.50%, 12/01/17 to 12/01/33(f)                                                             1,181,910                      1,203,944
-----------------------------------------------------------------------------------------------------------------------------------
4.50%, 10/01/18(f)                                                                           367,562                        367,335
-----------------------------------------------------------------------------------------------------------------------------------
7.00%, 07/01/29 to 06/01/32(f)                                                               332,998                        353,483
-----------------------------------------------------------------------------------------------------------------------------------
7.50%, 11/01/30 to 12/01/30(f)                                                                22,993                         24,685
-----------------------------------------------------------------------------------------------------------------------------------
5.00%, 10/01/33(f)                                                                           447,789                        444,954
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
5.00%, 10/01/18(l)                                                                           924,000                        940,086
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,485,247
===================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--4.47%
Pass Through Ctfs.,
7.50%, 11/01/15 to 05/01/32(f)                                                               112,823                        120,906
-----------------------------------------------------------------------------------------------------------------------------------
7.00%, 02/01/16 to 03/01/32(f)                                                               199,210                        211,507
-----------------------------------------------------------------------------------------------------------------------------------
6.50%, 10/01/16 to 12/01/33(f)                                                             1,768,641                      1,858,155
-----------------------------------------------------------------------------------------------------------------------------------
6.00%, 05/01/17 to 07/01/17(f)                                                               601,371                        631,174
-----------------------------------------------------------------------------------------------------------------------------------
5.00%, 02/01/18(f)                                                                            19,475                         19,834
-----------------------------------------------------------------------------------------------------------------------------------
8.00%, 10/01/30(f)                                                                            20,262                         22,050
-----------------------------------------------------------------------------------------------------------------------------------
5.50%, 06/01/33 to 12/01/33(f)                                                             1,219,202                      1,238,399
-----------------------------------------------------------------------------------------------------------------------------------
Pass Through Ctfs., TBA,
5.00%, 10/01/18 to 10/01/33(l)                                                             1,210,520                      1,221,219
-----------------------------------------------------------------------------------------------------------------------------------
5.50%, 10/01/18(l)                                                                         1,166,000                      1,206,360
-----------------------------------------------------------------------------------------------------------------------------------
6.00%, 11/01/32(l)                                                                         1,171,300                      1,213,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,743,420
===================================================================================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--1.11%
Pass Through Ctfs.,
7.50%, 06/15/23 to 10/15/31(f)                                                               74,092                         80,070
-----------------------------------------------------------------------------------------------------------------------------------
8.50%, 02/15/25(f)                                                                           35,612                         39,267
-----------------------------------------------------------------------------------------------------------------------------------
8.00%, 08/15/25(f)                                                                           19,840                         21,823
-----------------------------------------------------------------------------------------------------------------------------------
7.00%, 02/15/31 to 05/15/32(f)                                                              197,357                        210,616
-----------------------------------------------------------------------------------------------------------------------------------
6.50%, 05/15/31 to 12/15/33(f)                                                              435,909                        460,553
-----------------------------------------------------------------------------------------------------------------------------------

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)--(CONTINUED)
Pass Through Ctfs.,
6.00%, 12/15/31 to 02/15/33(f)                                                        $      639,140                   $    663,868
-----------------------------------------------------------------------------------------------------------------------------------
5.50%, 09/15/33 to 02/15/34(f)                                                               443,961                        452,583
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,928,780
===================================================================================================================================

Total U.S. Mortgage-Backed Securities (Cost $15,077,794)                                                                 15,157,447
===================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--5.77%
FEDERAL HOME LOAN BANK (FHLB)--5.33%
Unsec. Disc. Notes,
1.50%, 10/01/04(m)                                                                         9,239,000                      9,239,000
===================================================================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)--0.44%
Unsec. Floating Rate Global Notes,
4.41%, 02/17/09(f)(n)                                                                        460,000                        462,268
-----------------------------------------------------------------------------------------------------------------------------------
Unsec. Global Notes,
3.38%, 12/15/08(f)                                                                           300,000                        297,621
===================================================================================================================================
                                                                                                                            759,889
===================================================================================================================================

Total U.S. Government Agency Securities (Cost $9,988,541)                                                                 9,998,889
===================================================================================================================================

U.S. TREASURY SECURITIES--5.57%
U.S. TREASURY BONDS--1.44%
7.25%, 05/15/16 to 08/15/22(f)                                                             1,000,000                      1,269,981
-----------------------------------------------------------------------------------------------------------------------------------
7.50%, 11/15/16(f)                                                                           375,000                        481,992
-----------------------------------------------------------------------------------------------------------------------------------
5.38%, 02/15/31(f)                                                                           685,000                        733,806
===================================================================================================================================
                                                                                                                          2,485,779
===================================================================================================================================
U.S. TREASURY NOTES--4.13%
6.75%, 05/15/05(f)                                                                           200,000                        205,672
-----------------------------------------------------------------------------------------------------------------------------------
1.25%, 05/31/05(f)                                                                           200,000                        198,984
-----------------------------------------------------------------------------------------------------------------------------------
6.50%, 10/15/06(f)                                                                         2,500,000                      2,691,406
-----------------------------------------------------------------------------------------------------------------------------------
3.50%, 11/15/06(f)                                                                           400,000                        407,000
-----------------------------------------------------------------------------------------------------------------------------------
3.13%, 10/15/08(f)                                                                           760,000                        759,050
-----------------------------------------------------------------------------------------------------------------------------------
4.75%, 11/15/08(f)                                                                         2,100,000                      2,227,313
-----------------------------------------------------------------------------------------------------------------------------------
3.38%, 09/15/09(f)                                                                           300,000                        300,234
-----------------------------------------------------------------------------------------------------------------------------------
5.00%, 02/15/11(f)                                                                           350,000                        376,031
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,165,690
===================================================================================================================================
Total U.S. Treasury Securities (Cost $9,631,476)                                                                          9,651,469
===================================================================================================================================

BBA-QTR-1

                                                                                      PRINCIPAL                        MARKET
                                                                                       AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.99%
DIVERSIFIED BANKS--0.13%
Sovereign Bank, Pass Through Ctfs., 10.20%, 06/30/05 (Acquired
09/22/04; Cost $227,097)(c)(d)(f)                                                     $      215,513                   $    225,718
===================================================================================================================================
OTHER DIVERSIFIED FINANCIAL SERVICES--0.86%

Citicorp Lease-Series 1999-1, Class A1, Pass Through Ctfs., 7.22%,
06/15/05 (Acquired 05/08/02-02/25/04; Cost $518,359)(c)(f)                                   485,013                        500,089
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp Lease-Series 1999-1, Class A2, Pass Through Ctfs., 8.04%,
12/15/19 (Acquired 08/20/02; Cost $166,614)(c)(f)                                            150,000                        177,943
-----------------------------------------------------------------------------------------------------------------------------------
Mangrove Bay, Pass Through Ctfs., 6.10%, 07/15/33 (Acquired
07/13/04; Cost $124,268)(c)(f)                                                               125,000                        127,645
-----------------------------------------------------------------------------------------------------------------------------------
Patrons' Legacy-series 2004-I, Ctfs., 6.67%, 02/04/17 (Acquired
04/30/04; Cost $500,000)(c)(d)                                                               500,000                        519,694
-----------------------------------------------------------------------------------------------------------------------------------
PLC Trust 2003-1, Sec.  Notes, 2.71%, 03/31/06 (Acquired 03/23/04;
Cost $120,047)(c)(d)(f)                                                                      118,429                        118,402
-----------------------------------------------------------------------------------------------------------------------------------
Yorkshire Power Pass Through Asset Trust (Cayman Islands)-Series
2000-1, Pass Through Ctfs., 8.25%, 02/15/05 (Acquired 11/12/03; Cost
$53,400)(c)(d)(f)                                                                             50,000                         50,891
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,494,664
-----------------------------------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities (Cost $1,686,226)                                                                           1,720,382
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $162,436,548)                                                                        $173,321,932
___________________________________________________________________________________________________________________________________
===================================================================================================================================



Investment Abbreviations:

ADR                                American Depositary Receipt
COP                                Certificates of Participation
Deb.                               Debentures
Disc.                              Discounted
Gtd.                               Guaranteed
Pfd.                               Preferred
RB                                 Revenue Bonds
REGS                               Regulation S
Sec.                               Secured
Sr.                                Senior
Sub.                               Subordinated
TBA                                To Be Announced
Unsec.                             Unsecured
Unsub.                             Unsubordinated

BBA-QTR-1

Notes to Schedule of Investments:



(a)      Non-income producing security.

(b) Interest rate is redetermined quarterly. Rate shown is the rate in effect on September 30, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $6,055,071, which represented 3.49% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $3,687,506, which represented 2.13% of the Fund's Total Investments.

(e) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 2.17% of the Fund's Total Investments. See Note 1A.

(f) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $48,187,253, which represented 27.80% of the Fund's Total Investments. See Note 1A.

(g) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 2.

(h)      Perpetual bond with no specified maturity date.

(i) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2004.

(j) Principal and interest payments are secured by bond insurance provided by one of the following companies: Financial Guaranty Insurance Co., Financial Security Assurance Inc., or MBIA Insurance Corp.

(k) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(l) Security purchased on forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(m) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(n) Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2004.

(o) Interest rate is redetermined annually. Rate shown is the rate in effect on September 30, 2004.


See accompanying notes which are an integral part of this schedule.

BBA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service.

BBA-QTR-1

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DOLLAR ROLL TRANSACTIONS -- The Fund may engage in dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage-backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions are considered borrowings under the 1940 Act. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale may be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold. The difference between the selling price and the future repurchase price is recorded as realized gain (loss). At the time the Fund enters into the dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price.

          Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

BBA-QTR-1

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

BBA-QTR-1

NOTE 2--FUTURES CONTRACTS

On September 30, 2004, $300,000 principal amount of investment grade corporate securities were pledged as collateral to cover margin requirements for open futures contracts.

                   OPEN FUTURES CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                                                   UNREALIZED
                  NO. OF         MONTH/          MARKET           APPRECIATION
CONTRACT         CONTRACTS     COMMITMENT        VALUE           (DEPRECIATION)
-------------------------------------------------------------------------------
U.S.
Treasury
2 Year Notes         19        Dec-04/Long     $4,013,453        $         (986)
-------------------------------------------------------------------------------
U.S. Treasury
5 Year Notes         47        Dec-04/Long      5,205,250                10,730
-------------------------------------------------------------------------------
U.S. Treasury
30 Year Bond          2        Dec-04/Long        224,438                 2,760
-------------------------------------------------------------------------------
                                               $9,443,141        $       12,504
================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $104,266,182 and $91,816,174, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $16,539,507
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,723,227)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $10,816,280
===============================================================================
Cost of investments for tax purposes is $162,505,652.

BBA-QTR-1

                        AIM EUROPEAN SMALL COMPANY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              ESC-QTR-1 9/04              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                   MARKET
                                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTEREST--93.37%

AUSTRIA--1.43%
Andritz A.G. (Industrial Machinery)(a)                                          25,360          $ 1,422,617
-----------------------------------------------------------------------------------------------------------

BELGIUM--3.51%
Artwork Systems Group N.V. (Application Software)(a)                            34,800              456,138
-----------------------------------------------------------------------------------------------------------
EVS Broadcast Equipment S.A. (Communications Equipment)(a)                      25,195            1,808,984
-----------------------------------------------------------------------------------------------------------
Option International N.V. (Communications Equipment)(a)(b)(c)                   16,870              404,929
-----------------------------------------------------------------------------------------------------------
Van De Velde N.V. (Apparel, Accessories & Luxury Goods)(a)                       6,000              814,770
-----------------------------------------------------------------------------------------------------------
                                                                                                  3,484,821
===========================================================================================================

BERMUDA--1.04%
Central European Media Enterprises Ltd.-Class A
(Broadcasting & Cable TV)(b)                                                    36,370            1,031,453
===========================================================================================================

DENMARK--0.80%
Topdanmark A.S. (Multi-Line Insurance)(a)(b)                                    12,360              796,530
===========================================================================================================

FINLAND--1.25%
Marimekko Oyj (Apparel, Accessories & Luxury Goods)(a)                          50,300              743,771
-----------------------------------------------------------------------------------------------------------
Nokian Renkaat Oyj (Tires & Rubber)(a)                                           4,500              491,137
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,234,908
===========================================================================================================

FRANCE--11.42%
Alten (IT Consulting & Other Services)(a)(b)                                   39,000              763,766
-----------------------------------------------------------------------------------------------------------
Beneteau (Leisure Products)(a)                                                  17,730            1,277,193
-----------------------------------------------------------------------------------------------------------
Camaieu (Apparel Retail)(a)                                                      8,727              784,219
-----------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering)                                       14,080            1,205,518
(Cost $1,033,075; Acquired 03/03/04-07/06/04)(a)(d)
-----------------------------------------------------------------------------------------------------------
Elior (Restaurants)(a)                                                         109,200              969,947
-----------------------------------------------------------------------------------------------------------
Eramet SLN (Diversified Metals & Mining)                                         6,500              517,338
-----------------------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty Insurance)(a)                            17,450            1,053,229
-----------------------------------------------------------------------------------------------------------
Imerys S.A. (Construction Materials)(a)                                          6,760              451,830
-----------------------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)                                            10,300              663,882
-----------------------------------------------------------------------------------------------------------
Norbert Dentressangle (Air Freight & Logistics)(a)                              10,640              525,307
-----------------------------------------------------------------------------------------------------------
Seche Environnement (Environmental Services)(a)                                  7,825              522,996
-----------------------------------------------------------------------------------------------------------
SMOBY  (Leisure Products)(a)                                                     4,200              397,116
-----------------------------------------------------------------------------------------------------------
Spir Communication (Publishing)(c)                                               8,480            1,397,309
-----------------------------------------------------------------------------------------------------------
Trigano (Leisure Products)(a)                                                   14,700              792,753
-----------------------------------------------------------------------------------------------------------
                                                                                                 11,322,403
===========================================================================================================



                                      F-1
ESC-QTR-1

                                                                                                   MARKET
                                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
GERMANY--8.36%
Bijou Brigitte Modische Accessoires A.G. (Apparel, Accessories
B& Luxury Goods)(a)                                                             16,090          $ 1,690,805
-----------------------------------------------------------------------------------------------------------
DIS Deutscher Industrie Service A.G. (Employment Services)(a)(b)                25,710              741,331
-----------------------------------------------------------------------------------------------------------
GfK A.G. (Diversified Commercial Services)(a)                                   13,224              370,567
-----------------------------------------------------------------------------------------------------------
Grenkeleasing A.G. (Specialized Finance)(a)                                     15,810              630,058
-----------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired 07/26/01-                    6,670            1,791,483
08/02/01; Cost $115,336)(a)(b)(d)
-----------------------------------------------------------------------------------------------------------
Rheinmetall A.G.-Pfd. (Industrial Conglomerates)(a)                             20,460              858,527
-----------------------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial Services)(a)(b)                             53,230            1,466,260
-----------------------------------------------------------------------------------------------------------
Telegate A.G. (Diversified Commercial Services)(a)(b)                           54,530              739,972
-----------------------------------------------------------------------------------------------------------
                                                                                                  8,289,003
===========================================================================================================

GREECE--1.77%
Athens Stock Exchange S.A. (Specialized Finance)(a)(b)                          68,762              548,527
-----------------------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics Retail)(a)                                16,200              381,147
-----------------------------------------------------------------------------------------------------------
Titan Cement Co. S.A. (Construction Materials)(a)                               31,700              824,975
-----------------------------------------------------------------------------------------------------------
                                                                                                  1,754,649
===========================================================================================================

IRELAND--5.57%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                               79,040            1,451,319
-----------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                           56,730              775,504
-----------------------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies & Distributors)(b)(e)                     103,390              961,747
-----------------------------------------------------------------------------------------------------------
IFG Group PLC (Other Diversified Financial Services)                           507,000              649,420
-----------------------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming) (a)                                          54,000              637,930
-----------------------------------------------------------------------------------------------------------
Qualceram Shires PLC (Home Furnishings)(a)                                     217,600              518,495
-----------------------------------------------------------------------------------------------------------
Trintech Group PLC-ADR (Internet Software & Services)(b)                       104,600              533,460
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,527,875
===========================================================================================================

ITALY--4.64%
Cementir S.p.A. (Construction Materials)(a)                                    271,300            1,217,407
-----------------------------------------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers & Vintners)(a)                         18,200              917,527
-----------------------------------------------------------------------------------------------------------
Lottomatica S.p.A. (Casinos & Gaming)(a)                                        24,700              685,668
-----------------------------------------------------------------------------------------------------------
Marzotto S.p.A. (Apparel, Accessories & Luxury Goods)(a)                        47,900              696,012
-----------------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household Appliances)(a)                       30,567              503,674
-----------------------------------------------------------------------------------------------------------
SABAF S.p.A. (Household Appliances)(a)                                          25,800              575,924
-----------------------------------------------------------------------------------------------------------
                                                                                                  4,596,212
===========================================================================================================

LUXEMBOURG--0.56%
SBS Broadcasting S.A. (Broadcasting & Cable TV)(b)                              16,550              557,073
===========================================================================================================

NETHERLANDS--9.91%
Aalberts Industries N.V. (Industrial Conglomerates)(a)                          45,634            1,664,699
-----------------------------------------------------------------------------------------------------------
Accell Group N.V. (Leisure Products)(a)                                         15,200              552,873
-----------------------------------------------------------------------------------------------------------
Airspray N.V. (Metal & Glass Containers)(a)                                     18,700              442,867
-----------------------------------------------------------------------------------------------------------



                                      F-2
ESC-QTR-1

                                                                                                   MARKET
                                                                               SHARES              VALUE
------------------------------------------------------------------------------------------------------------
NETHERLANDS--(CONTINUED)
Axalto Holding N.V. (Computer Storage & Peripherals)(b)                         30,400          $   648,363
-----------------------------------------------------------------------------------------------------------
Beter Bed Holding N.V. (Specialty Stores)                                       51,650              793,264
-----------------------------------------------------------------------------------------------------------
Brunel International N.V. (Employment Services)(a)                              85,300              716,882
-----------------------------------------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings) (a)                                      13,110              604,601
-----------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction & Engineering)(a)                      21,200              789,169
-----------------------------------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products) (a)                                28,080              881,806
-----------------------------------------------------------------------------------------------------------
OPG Groep N.V.-Dutch Ctfs.(Health Care Distributors)(a)                         10,830              588,565
-----------------------------------------------------------------------------------------------------------
Randstad Holding N.V. (Employment Services)(a)                                  12,700              462,267
-----------------------------------------------------------------------------------------------------------
Roto Smeets de Boer N.V. (Commercial Printing)(a)                               15,300              628,845
-----------------------------------------------------------------------------------------------------------
Stork N.V. (Industrial Machinery)(a)                                            17,730              425,460
-----------------------------------------------------------------------------------------------------------
Univar N.V. (Trading Companies & Distributors)                                  34,000              631,511
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,831,172
===========================================================================================================

NORWAY--5.62%
Aktiv Kapital A.S.A. (Specialized Finance)(a)                                   91,595            1,424,026
-----------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)(a)                                            46,930            1,008,198
-----------------------------------------------------------------------------------------------------------
Expert A.S.A. (Computer & Electronics Retail)(a)                               107,140              809,632
-----------------------------------------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas Drilling)(a)                                  57,790              759,370
-----------------------------------------------------------------------------------------------------------
SuperOffice A.S.A. (Application Software)(a)                                   249,600              879,344
-----------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas Equipment & Services)(a)(b)         35,740              695,197
-----------------------------------------------------------------------------------------------------------
                                                                                                  5,575,767
===========================================================================================================

PORTUGAL--0.72%
SonaeCom, SGPS, S.A. (Wireless Telecommunication Services)(a)(b)               176,000              711,614
===========================================================================================================

SPAIN--2.71%
Corporacion Mapfre S.A. (Multi-Line Insurance)(a)                               45,170              531,958
-----------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities) (Cost $596,287; Acquired 07/20/04-07/21/04)(a)(d)        52,000              624,836
-----------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting & Cable TV)                            27,100              490,695
(Cost $332,856; Acquired 06/23/04)(b)(d)
-----------------------------------------------------------------------------------------------------------
Miquel y Costas & Miquel, S.A. (Paper Products)(a)                              18,798            1,042,757
-----------------------------------------------------------------------------------------------------------
                                                                                                  2,690,246
===========================================================================================================

SWEDEN--0.55%
Elanders A.B.-Class B (Publishing)(a)                                           47,800              545,559
===========================================================================================================

SWITZERLAND--9.85%
Amazys Holding A.G. (Diversified Commercial Services)(a)                        43,600            2,053,436
-----------------------------------------------------------------------------------------------------------
Geberit A.G. (Building Products)(a)                                                939              733,036
-----------------------------------------------------------------------------------------------------------
Leica Geosystems A.G. (Electronic Equipment Manufacturers)(a)(b)                 6,000            1,325,352
-----------------------------------------------------------------------------------------------------------
Mobilezone Holding A.G. (Industrial Machinery)(b)                              400,000            1,368,366
-----------------------------------------------------------------------------------------------------------
Quadrant A.G. (Specialty Chemicals)(b)                                          10,500              733,727
-----------------------------------------------------------------------------------------------------------
Rieter Holding A.G. (Auto Parts & Equipment)(a)                                  2,400              653,033
-----------------------------------------------------------------------------------------------------------




                                      F-3
ESC-QTR-1

                                                                                                   MARKET
                                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
SAIA-Burgess Electronics A.G. (Electronic Equipment Manufacturers)(a)            1,710          $   996,924
-----------------------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)(a)(b)                                        22,000            1,203,953
-----------------------------------------------------------------------------------------------------------
Sika A.G. (Specialty Chemicals)(a)                                               1,200              695,975
-----------------------------------------------------------------------------------------------------------
                                                                                                  9,763,802
===========================================================================================================

UNITED KINGDOM--23.66%
Admiral Group PLC (Property & Casualty Insurance)
(Cost $598,494; Acquired 07/29/04-07/29/04(b)(d)                               100,100              522,407
-----------------------------------------------------------------------------------------------------------
Alba PLC (Consumer Electronics)(a)                                              35,080              484,710
-----------------------------------------------------------------------------------------------------------
Albemarle & Bond Holdings PLC (Consumer Finance)(a)                            234,800              490,831
-----------------------------------------------------------------------------------------------------------
Alexon Group PLC (Apparel, Accessories & Luxury Goods)(a)                       49,000              295,284
-----------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction & Engineering)(a)                             192,730              973,110
-----------------------------------------------------------------------------------------------------------
Belhaven Group PLC (The) (Brewers)(a)                                           78,010              586,655
-----------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)(a)                                               81,080              485,617
-----------------------------------------------------------------------------------------------------------
Dawson Holdings PLC (Distributors)                                             204,130              554,856
-----------------------------------------------------------------------------------------------------------
Domino Printing Sciences PLC (Industrial Machinery)(a)                         160,610              643,021
-----------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                            70,820              732,684
-----------------------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                                                  94,300              700,769
-----------------------------------------------------------------------------------------------------------
Haynes Publishing Group PLC (Publishing)(a)                                     28,500              181,357
-----------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial Services)                                125,100            1,428,170
-----------------------------------------------------------------------------------------------------------
Hornby PLC (Leisure Products)                                                  162,900              749,785
-----------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                                                  16,870              476,449
-----------------------------------------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial Services)(a)                         85,000              924,408
-----------------------------------------------------------------------------------------------------------
Johnston Press PLC (Publishing)(a)                                              64,210              647,812
-----------------------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage Finance)(a)                            69,190              502,589
-----------------------------------------------------------------------------------------------------------
Kier Group PLC (Construction & Engineering)(a)                                  48,781              642,798
-----------------------------------------------------------------------------------------------------------
Lambert Howarth Group PLC (Footwear)(a)                                        102,350              502,980
-----------------------------------------------------------------------------------------------------------
Mayborn Group PLC (Household Products)(a)                                      135,400              629,025
-----------------------------------------------------------------------------------------------------------
McBride PLC (Household Products)(a)                                            478,030            1,282,343
-----------------------------------------------------------------------------------------------------------
nCipher PLC (Internet Software & Services)(a)(b)                               139,000              448,811
-----------------------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(b)                                     28,900              780,300
-----------------------------------------------------------------------------------------------------------
PHS Group PLC (Diversified Commercial Services)(a)                             442,770              608,156
-----------------------------------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                                              94,400              863,758
-----------------------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial Services)(a)                          143,545            1,112,811
-----------------------------------------------------------------------------------------------------------
SCi Entertainment Group PLC (Home Entertainment Software)(a)(b)                219,000              465,461
-----------------------------------------------------------------------------------------------------------
ScS Upholstery PLC (Specialty Stores)                                           81,400              442,515
-----------------------------------------------------------------------------------------------------------
Sportingbet PLC (Casinos & Gaming)(b)                                          648,230            1,128,376
-----------------------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                                                142,580              959,375
-----------------------------------------------------------------------------------------------------------
Telecom plus PLC (Integrated Telecommunication Services)(a)                    103,690              536,327
-----------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)                                           58,920              818,918
-----------------------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial Services)(a)                              73,295              860,909
-----------------------------------------------------------------------------------------------------------
                                                                                                 23,463,377
===========================================================================================================



                                      F-4
ESC-QTR-1

                                                                                                   MARKET
                                                                               SHARES              VALUE
-----------------------------------------------------------------------------------------------------------
Total Foreign Stocks & Other Equity Interest (Cost $71,945,318)                                 $92,599,081
===========================================================================================================

MONEY MARKET FUNDS--6.31%
Liquid Assets Portfolio-Institutional Class(f)                               3,127,725            3,127,725
-----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)                                  3,127,725            3,127,725
===========================================================================================================

Total Money Market Funds (Cost $6,255,450)                                                        6,255,450
===========================================================================================================

TOTAL INVESTMENTS--99.68% (excluding investments purchased
with cash collateral from securities loaned) (Cost
$78,200,768)                                                                                     98,854,531
===========================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.32%
STIC Prime Portfolio-Institutional Class(f)(g)                                 315,677              315,677
-----------------------------------------------------------------------------------------------------------

Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $315,677)                                                             315,677
===========================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $78,516,445)                                                   $99,170,208
___________________________________________________________________________________________________________
===========================================================================================================

Investment Abbreviations:

ADR                American Depositary Receipt
Ctfs.              Certificates
Pfd.               Preferred

Notes to Schedule of Investments

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of this security at September 30, 2004 was $75,860,028, which represented 76.49% of the Fund's Total Investments. See
    Note 1A.

(b) Non-income producing security.

(c) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $4,634,939, which represented 4.67% of the Fund's Total Investments. Unless otherwise indicated, these securities are considered to be illiquid.

(e) Each unit represents one ordinary share, one ordinary C share, and nine ordinary A shares.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


    See accompanying notes which are an integral part of this schedule.



                                      F-5
ESC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds. Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.




                                      F-6
ESC-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.



                                      F-7
ESC-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                          UNREALIZED
                           MARKET VALUE     PURCHASES    PROCEEDS FROM   APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                         12/31/03        AT COST        SALES       (DEPRECIATION)      09/30/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio--
Institutional Class        $1,498,588     $20,366,016   $(18,736,879)     $      --       $3,127,725      $15,390     $       --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional
Class                        1,498,588      20,366,016    (18,736,879)            --        3,127,725       15,047             --
---------------------------------------------------------------------------------------------------------------------------------
 SUBTOTAL                   $2,997,176     $40,732,032   $(37,473,758)     $      --       $6,255,450      $30,437     $       --
=================================================================================================================================



     INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                          UNREALIZED
                           MARKET VALUE     PURCHASES    PROCEEDS FROM   APPRECIATION     MARKET VALUE    DIVIDEND      REALIZED
FUND                         12/31/03        AT COST        SALES       (DEPRECIATION)      09/30/04       INCOME*    GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio--
Institutional Class        $  117,600      $13,052,504    $(13,170,104)   $      --        $       --      $15,057       $     --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class                --        1,280,854        (965,177)          --           315,677          450             --
---------------------------------------------------------------------------------------------------------------------------------
 SUBTOTAL                  $  117,600      $14,333,358    $(14,135,281)   $      --        $  315,677      $15,507       $     --
=================================================================================================================================

    TOTAL                  $3,114,776      $55,065,390    $(51,609,039)   $      --        $6,571,127      $45,944       $     --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.



NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At September 30, 2004, securities with an aggregate value of $299,805 were on loan to brokers. The loans were secured by cash collateral of $315,677 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $15,507 for securities lending transactions.



                                      F-8
ESC-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $80,579,166 and $53,270,599, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities        $20,997,550
-----------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (387,339)
-----------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $20,610,211
=============================================================================

Cost of investments for tax purposes is $78,559,997.



                                      F-9
ESC-QTR-1

                             AIM GLOBAL VALUE FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com           GLV-QTR-1 9/04          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--47.06%
AUSTRALIA--5.58%
BHP Billiton Ltd. (Diversified Metals & Mining)(a)                                            55,000                   $    571,882
-----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd.-ADR (Diversified Metals & Mining)                                           15,000                        311,250
-----------------------------------------------------------------------------------------------------------------------------------
Excel Coal Ttd. (Diversified Metals & Mining)                                                 19,689                         55,173
-----------------------------------------------------------------------------------------------------------------------------------
Macarthur Coal Ltd. (Diversified Metals & Mining)(a)                                         577,100                      1,461,747
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,400,052
===================================================================================================================================

CANADA--23.07%
Alcan Inc. (Aluminum)                                                                          8,800                        422,071
-----------------------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc. (Steel)(b)                                                                  46,200                        802,109
-----------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp. (Gold)                                                                     41,000                        862,640
-----------------------------------------------------------------------------------------------------------------------------------
Bema Gold Corp. (Gold)(b)                                                                     37,900                        120,785
-----------------------------------------------------------------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)                                                  131,900                      1,118,860
-----------------------------------------------------------------------------------------------------------------------------------
E-L Financial Corp. Ltd. (Multi-Line Insurance)                                                2,512                        716,918
-----------------------------------------------------------------------------------------------------------------------------------
Energy Savings Income Fund-Units (Gas Utilities)                                              25,800                        310,893
-----------------------------------------------------------------------------------------------------------------------------------
Fording Canadian Coal Trust (Diversified Metals & Mining)                                     22,800                      1,275,202
-----------------------------------------------------------------------------------------------------------------------------------
Gold Reserve Inc. (Diversified Metals & Mining)(b)                                            53,400                        248,500
-----------------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. (Gold)(b)                                                                  33,000                        224,203
-----------------------------------------------------------------------------------------------------------------------------------
Metalex Ventures Ltd. (Precious Metals & Mining)(b)                                          200,000                        209,291
-----------------------------------------------------------------------------------------------------------------------------------
Noranda, Inc. (Diversified Metals & Mining)                                                   11,500                        200,571
-----------------------------------------------------------------------------------------------------------------------------------
Novicourt Inc. (Diversified Metals & Mining)                                                  64,500                         94,086
-----------------------------------------------------------------------------------------------------------------------------------
Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)                                  3,400                        188,544
-----------------------------------------------------------------------------------------------------------------------------------
Placer Dome Inc. (Gold)                                                                       21,800                        430,489
-----------------------------------------------------------------------------------------------------------------------------------
Rothmans, Inc. (Tobacco)                                                                      13,400                        372,234
-----------------------------------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. (Precious Metal & Minerals)(b)                                       260,000                        391,628
-----------------------------------------------------------------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified Metals & Mining)                                       19,700                        424,954
-----------------------------------------------------------------------------------------------------------------------------------
TimberWest Forest Corp.-Units (Forest Products)(c)                                            44,200                        490,566
-----------------------------------------------------------------------------------------------------------------------------------
United Corporations Ltd (Asset Management & Custody Banks).                                   10,000                        332,963
-----------------------------------------------------------------------------------------------------------------------------------
Westaim Corp. (The) (Industrial Conglomerates)
(Acquired 06/02/03-08/19/04; Cost 632,188)(b)(d)                                             275,700                        681,928
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,919,435
===================================================================================================================================

FINLAND--1.34%
Nokia Oyj-ADR (Communications Equipment)                                                      30,300                        415,716
-----------------------------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)(a)                                                            8,400                        160,667
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            576,383
===================================================================================================================================

GLV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY--0.55%
Bayerische Motoren Werke A.G. (Automobile Manufacturers)(a)                                    5,700                   $    234,864
===================================================================================================================================

JAPAN--0.46%
Honda Motor Co., Ltd. (Automobile Manufacturers)(a)                                            4,100                        199,215
===================================================================================================================================

MEXICO--0.45%
Grupo Aeroportuario del Sureste S.A. de C.V.-ADR (Airport Services)                            8,700                        192,270
===================================================================================================================================

NETHERLANDS--1.08%
Akzo Nobel N.V. (Diversified Chemicals)(a)                                                     5,900                        209,016
-----------------------------------------------------------------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)(a)                                                         10,500                        257,152
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            466,168
===================================================================================================================================

PERU--0.88%
Compania de Minas Buenaventura S.A.A.-ADR (Precious Metals & Minerals)                        16,000                        380,000
===================================================================================================================================

SWITZERLAND--0.62%
Nestle S.A. (Packaged Foods & Meats)(a)                                                        1,150                        264,715
===================================================================================================================================

TAIWAN--0.42%
President Chain Store Corp. (Food Retail)(a)                                                 122,590                        180,165
===================================================================================================================================

UNITED KINGDOM--12.61%
Diageo PLC (Distillers & Vintners)(a)                                                         28,600                        357,623
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                                     12,800                        559,744
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(a)                                                      15,000                        238,556
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC (Diversified Banks)(a)                                                      20,800                        332,034
-----------------------------------------------------------------------------------------------------------------------------------
Man Group PLC (Asset Management & Custody Banks)(a)                                           15,260                        329,031
-----------------------------------------------------------------------------------------------------------------------------------
Pan-Ocean Energy Corp. Ltd. (Oil & Gas Exploration & Production)(b)                          139,500                      2,383,245
-----------------------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd.-ADR (Gold)(b)                                                         32,700                        322,749
-----------------------------------------------------------------------------------------------------------------------------------
Severn Trent PLC (Water Utilities)(a)                                                         27,110                        431,798
-----------------------------------------------------------------------------------------------------------------------------------
Standard Chartered PLC (Diversified Banks)(a)                                                 13,000                        223,555
-----------------------------------------------------------------------------------------------------------------------------------
Unilever PLC (Packaged Foods & Meats)(a)                                                      30,000                        244,855
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,423,190
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $16,888,061)                                                         20,236,457
===================================================================================================================================

DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--23.64%
APPAREL, ACCESSORIES & LUXURY GOODS--0.96%
Jones Apparel Group, Inc.                                                                     11,500                        411,700
===================================================================================================================================

GLV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.42%
ActivCard Corp.(b)                                                                            29,700                   $    182,358
===================================================================================================================================

DIVERSIFIED BANKS--0.49%
Wells Fargo & Co.                                                                              3,500                        208,705
===================================================================================================================================

DIVERSIFIED METALS & MINING--3.36%
Freeport-McMoRan Copper & Gold, Inc.-Class B                                                  25,400                      1,028,700
-----------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                             4,500                        414,135
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,442,835
===================================================================================================================================

GOLD--0.75%
Newmont Mining Corp.                                                                           7,100                        323,263
===================================================================================================================================

INTEGRATED OIL & GAS--0.65%
Murphy Oil Corp.                                                                               3,200                        277,664
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--3.02%
ALLTEL Corp.                                                                                  11,200                        614,992
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                              20,000                        684,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,299,792
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.44%
Merrill Lynch & Co., Inc.                                                                      3,800                        188,936
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.60%
Walt Disney Co. (The)                                                                         11,500                        259,325
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.19%
Devon Energy Corp.                                                                             7,200                        511,272
===================================================================================================================================

PACKAGED FOODS & MEATS--2.19%
Kraft Foods Inc.-Class A                                                                      11,600                        367,952
-----------------------------------------------------------------------------------------------------------------------------------
Lancaster Colony Corp.                                                                        13,600                        573,444
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            941,396
===================================================================================================================================

PHARMACEUTICALS--1.83%
Bristol-Myers Squibb Co.                                                                       4,400                        104,148
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                               6,400                        211,200
-----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                         24,700                        470,782
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            786,130
===================================================================================================================================


                                      F-3
GLV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RAILROADS--0.84%
Union Pacific Corp.                                                                            6,200                   $    363,320
===================================================================================================================================

REAL ESTATE--0.29%
Rayonier, Inc.                                                                                 2,760                        124,862
===================================================================================================================================

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.88%
Tejon Ranch Co.(b)                                                                            10,000                        376,500
===================================================================================================================================

REGIONAL BANKS--0.97%
Commerce Bancshares, Inc.                                                                      4,300                        206,787
-----------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp., Inc.                                                                      4,700                        208,915
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            415,702
===================================================================================================================================

SYSTEMS SOFTWARE--1.90%
Microsoft Corp.                                                                               29,600                        818,440
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.86%
Brookline Bancorp, Inc.                                                                       13,400                        209,978
-----------------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc.                                                                 6,800                        212,568
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                       14,800                        578,384
-----------------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp.                                                                           4,600                        230,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          1,230,930
===================================================================================================================================

Total Domestic Common Stocks & Other Equity Interests (Cost $9,568,452)                                                  10,163,130
===================================================================================================================================

                                                                                      PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--6.94%
U.S. TREASURY NOTES--6.94%
-----------------------------------------------------------------------------------------------------------------------------------
1.63%, 04/30/05 to 09/30/05(e)                                                        $    1,000,000                        995,898
-----------------------------------------------------------------------------------------------------------------------------------
1.25%, 05/31/05(e)                                                                           500,000                        497,305
-----------------------------------------------------------------------------------------------------------------------------------
1.13%, 06/30/05(e)                                                                           500,000                        496,445
-----------------------------------------------------------------------------------------------------------------------------------
1.50%, 07/31/05(e)                                                                           500,000                        497,383
-----------------------------------------------------------------------------------------------------------------------------------
2.00%, 08/31/05(e)                                                                           500,000                        499,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          2,986,211
===================================================================================================================================

Total U.S. Treasury Securities (Cost $3,006,793)                                                                          2,986,211
===================================================================================================================================

GLV-QTR-1

                                                                                                      PAR
                                                                                      MATURITY        (000)              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--0.41%
Barclays Capital Inc.-New York Branch (United
Kingdom) 1.90%, 10/01/04  (Cost $177,954)(f)                                          10/01/04        $ 178            $    177,954
===================================================================================================================================


                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--21.95%
Liquid Assets Portfolio-Institutional Class(g)                                             4,718,451                      4,718,451
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)                                                4,718,451                      4,718,451
===================================================================================================================================
Total Money Market Funds (Cost $9,436,902)                                                                                9,436,902
===================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $39,078,162)                                                                         $ 43,000,654
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR                                     American Depositary Receipt

Notes to Schedule of Investments:


(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $5,696,875, which represented 13.25% of the Fund's Total Investments. See Note 1A.

(b)      Non-income producing security.

(c) Each unit represents one common share, one hundred preferred shares and one subordinate note receipt.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these security. The market value of this security at September 30, 2004, represented 1.59% of the Fund's Total Investments. This security is not considered to be illiquid.

(e) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $2,986,211, which represented 6.94% of the Fund's Total Investments. See Note 1A.

(f) Joint repurchase agreement entered into September 30, 2004 with an aggregate maturing value of $686,791,258. Collateralized by $691,765,000 U.S. Government obligations, 1.98% to 6.00% due 08/04/06 to 04/26/24 with an aggregate market value at September 30, 2004 of $700,491,207. The amount to be received upon repurchase by the Fund is $177,963.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 1A.

See accompanying notes which are an integral part of this schedule.

GLV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

           Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

GLV-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

GLV-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                     PROCEEDS          UNREALIZED        MARKET                        REALIZED
                          VALUE       PURCHASES        FROM           APPRECIATION        VALUE        DIVIDEND         GAIN
FUND                     12/31/03      AT COST        SALES          (DEPRECIATION)      09/30/04       INCOME          (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class    $ 178,736    $ 12,575,080    $ (8,035,365)      $        --      $4,718,451    $    19,793      $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class      178,736      12,575,080      (8,035,365)               --       4,718,451         19,187                --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                  $ 357,472    $ 25,150,160    $(16,070,730)     $         --      $9,436,902    $    38,980      $         --
===================================================================================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $44,872,583 and $32,675,423, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities          $ 4,174,769
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (347,956)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                $ 3,826,813
===============================================================================
Cost of investments for tax purposes is $39,174,841.

GLV-QTR-1

                     AIM INTERNATIONAL EMERGING GROWTH FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              IEG-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--96.40%

AUSTRALIA--2.29%
CSL Ltd. (Biotechnology)(a)                                                                     71,900       $   1,492,123
--------------------------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities)(a)                                            316,100           1,434,402
--------------------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                                                               156,100           1,322,137
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,248,662
==========================================================================================================================

AUSTRIA--1.03%
Andritz A.G. (Industrial Machinery)(a)                                                          34,200           1,918,514
==========================================================================================================================

BERMUDA--2.15%
Central European Media Enterprises Ltd.-Class A
(Broadcasting & Cable TV)(b)                                                                    75,950           2,153,942
--------------------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)(a)                                              1,272,000             701,700
--------------------------------------------------------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)(a)                                                         1,346,000           1,138,089
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,993,731
==========================================================================================================================

CANADA--17.16%
Aastra Technologies Ltd. (Communications Equipment)(b)                                          69,000             935,389
--------------------------------------------------------------------------------------------------------------------------
AKITA Drilling Ltd.-Class A (Oil & Gas Drilling)                                                53,020           1,052,918
--------------------------------------------------------------------------------------------------------------------------
Badger Income Fund (Construction & Engineering)                                                237,340           2,267,280
--------------------------------------------------------------------------------------------------------------------------
BMTC Group, Inc.-Class A (Specialty Stores)                                                     85,164             722,415
--------------------------------------------------------------------------------------------------------------------------
Calian Technology Ltd. (Data Processing & Outsourced
Services)                                                                                      123,900           1,018,585
--------------------------------------------------------------------------------------------------------------------------
Ceramic Protection Corp. (Aerospace & Defense)(b)                                              108,000           1,305,692
--------------------------------------------------------------------------------------------------------------------------
Crew Energy Inc. (Oil & Gas Exploration & Production)(b)                                       209,300           1,120,006
--------------------------------------------------------------------------------------------------------------------------
CryptoLogic Inc. (Internet Software & Services)                                                179,590           2,783,403
--------------------------------------------------------------------------------------------------------------------------
Exco Technology Ltd. (Industrial Machinery)                                                    150,000             874,029
--------------------------------------------------------------------------------------------------------------------------
Extendicare Inc.-Class A (Health Care Facilities)(b)                                           114,940           1,481,627
--------------------------------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial Services)(b)                                         35,000             835,183
--------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp. (Casinos & Gaming)(b)                                              106,040           2,685,887
--------------------------------------------------------------------------------------------------------------------------
Leitch Technology Corp. (Electric Equipment Manufacturers)(b)                                  137,100           1,032,543
--------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Movies & Entertainment)(b)                                     169,280           1,472,736
--------------------------------------------------------------------------------------------------------------------------
Reitmans (Canada) Ltd.-Class A (Apparel Retail)                                                 98,000           1,450,499
--------------------------------------------------------------------------------------------------------------------------
StarPoint Energy Ltd. (Oil & Gas Exploration & Production)(b)                                  341,800           1,341,295
--------------------------------------------------------------------------------------------------------------------------
Telesystem International Wireless Inc. (Wireless
Telecommunication Services)(b)                                                                 194,690           1,859,850
--------------------------------------------------------------------------------------------------------------------------
Total Energy Services Ltd. (Oil & Gas Equipment & Services)(b)                                 295,490           1,363,368
--------------------------------------------------------------------------------------------------------------------------
Transat A.T. Inc. (Airlines)(b)                                                                 67,150           1,149,865
--------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. (Oil & Gas Equipment & Services)(b)                                   107,780           4,101,348
--------------------------------------------------------------------------------------------------------------------------
Wajax Ltd. (Industrial Machinery)                                                              123,170           1,020,395
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                31,874,313
==========================================================================================================================

                                      F-1
IEG-QTR-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
CAYMAN ISLANDS--3.08%
China Mengniu Dairy Co. Ltd. (Packaged Foods & Meats)(b)                                     1,371,000       $   1,063,786
--------------------------------------------------------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings) (Acquired
08/03/04-08/04/04; Cost $708,276)(c)(d)(e)                                                   1,184,000             728,877
--------------------------------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.-Wts., expiring
05/31/07 (Biotechnology)(f)                                                                    114,250               7,619
--------------------------------------------------------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care Equipment)(a)                                          2,744,000             578,006
--------------------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors) (Acquired 07/09/04
-09/16/04; Cost $762,031)(b)(e)                                                              1,831,000             904,087
--------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR (Leisure Products)(b)                                 59,950           1,438,800
--------------------------------------------------------------------------------------------------------------------------
Solomon Systech International Ltd. (Semiconductors)(b)                                       3,862,000           1,002,995
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,724,170
==========================================================================================================================

CHINA--1.18%
Tong Ren Tang Technologies Co. Ltd.-Class H (Pharmaceuticals)                                  450,000             981,121
--------------------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles) (Acquired
09/19/03-06/02/04; Cost $960,058)(a)(e)                                                        742,000           1,203,383
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,184,504
==========================================================================================================================

DENMARK--0.94%
Topdanmark A.S. (Multi-Line Insurance)(a)(b)                                                    27,043           1,742,764
--------------------------------------------------------------------------------------------------------------------------

FINLAND--0.60%
Nokian Renkaat Oyj (Tires & Rubber)(a)                                                          10,145           1,107,240
--------------------------------------------------------------------------------------------------------------------------

FRANCE--6.41%
Camaieu (Apparel Retail)(a)                                                                     23,715           2,131,059
--------------------------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering) (Acquired
03/26/04-04/27/04; Cost $2,020,290)(a)(e)                                                       27,870           2,386,207
--------------------------------------------------------------------------------------------------------------------------
Elior (Restaurants)(a)                                                                         170,400           1,513,544
--------------------------------------------------------------------------------------------------------------------------
Eramet SLN (Diversified Metals & Mining)                                                        13,000           1,034,675
--------------------------------------------------------------------------------------------------------------------------
Euler Hermes S.A. (Property & Casualty Insurance)(a)                                            38,020           2,294,772
--------------------------------------------------------------------------------------------------------------------------
Seche Environnement (Environmental Services)(a)                                                 15,331           1,024,671
--------------------------------------------------------------------------------------------------------------------------
Trigano (Leisure Products)(a)                                                                   28,175           1,519,444
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,904,372
==========================================================================================================================

GERMANY--6.08%
Bijou Brigitte Modische Accessoires A.G. (Apparel,
Accessories & Luxury Goods)(a)                                                                  33,730           3,544,490
--------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear) (Acquired
01/30/02-02/13/04; Cost $933,270)(a)(e)                                                         11,819           3,174,444
--------------------------------------------------------------------------------------------------------------------------
Rheinmetall A.G.-Pfd. (Industrial Conglomerates)(a)                                             38,361           1,609,675
--------------------------------------------------------------------------------------------------------------------------
Techem A.G. (Diversified Commercial Services)(a)(b)                                            107,480           2,960,616
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,289,225
==========================================================================================================================

GREECE--1.82%
Germanos S.A. (Computer & Electronics Retail)(a)                                                59,121           1,390,975
--------------------------------------------------------------------------------------------------------------------------
Titan Cement Co. (Construction Materials)(a)                                                    76,400           1,988,268
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,379,243
==========================================================================================================================

                                      F-2
IEG-QTR-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
HONG KONG--2.05%
Dah Sing Banking Group Ltd. (Regional Banks)(b)                                                369,840       $     761,290
--------------------------------------------------------------------------------------------------------------------------
Dah Sing Financial Group (Diversified Banks)(a)                                                 95,200             680,727
--------------------------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household Appliances)
(Acquired 04/24/02-08/19/04; Cost $639,888)(a)(e)                                              600,000           1,180,850
--------------------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)(a)                                                     182,000           1,191,477
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,814,344
==========================================================================================================================

INDIA--2.63%
Bharat Forge Ltd. (Auto Parts & Equipment)                                                      52,290             922,062
--------------------------------------------------------------------------------------------------------------------------
Bharat Forge Ltd.-Wts., expiring 08/06/06 (Auto Parts
& Equipment) (Acquired 07/20/04; Cost $0)(c)(d)(e)                                               1,245                   0
--------------------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)(a)                                                          108,000             952,772
--------------------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)(a)                          78,000           1,035,472
--------------------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)(a)                                                  37,100             881,623
--------------------------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                                                               141,600           1,094,946
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,886,875
==========================================================================================================================

IRELAND--4.59%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                                              155,365           2,852,786
--------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                                           60,710             829,911
--------------------------------------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies & Distributors)(b)(g)                                     218,030           2,028,143
--------------------------------------------------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)(a)                                                      203,000           1,510,874
--------------------------------------------------------------------------------------------------------------------------
Paddy Power PLC (Casinos & Gaming)(a)                                                          110,000           1,299,488
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,521,202
==========================================================================================================================

ITALY--1.34%
Lottomatica S.p.A. (Casinos & Gaming)(a)                                                        50,500           1,401,872
--------------------------------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household Appliances)(a)                                       66,308           1,092,603
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,494,475
==========================================================================================================================

JAPAN--4.99%
Daiwa House Industry Co., Ltd. (Homebuilding)(a)                                                94,000             919,969
--------------------------------------------------------------------------------------------------------------------------
NHK Spring Co., Ltd. (Auto Parts & Equipment)(a)                                               217,000           1,578,493
--------------------------------------------------------------------------------------------------------------------------
Nippon Thompson Co., Ltd. (Industrial Machinery)(a)                                            133,000             807,249
--------------------------------------------------------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)                                                           46,000           1,418,966
--------------------------------------------------------------------------------------------------------------------------
Omron Corp. (Electronic Equipment Manufacturers)(a)                                             63,600           1,404,795
--------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)                                                   172,000           1,190,825
--------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts & Equipment)(a)                                          57,800             811,484
--------------------------------------------------------------------------------------------------------------------------
USS Co., Ltd. (Specialty Stores)(a)                                                             15,100           1,141,732
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,273,513
==========================================================================================================================

LUXEMBOURG--0.73%
SBS Broadcasting S.A. (Broadcasting & Cable TV)(b)                                              40,470           1,362,220
==========================================================================================================================

MALAYSIA--1.11%
Maxis Communications Berhad (Wireless
Telecommunication Services)(a)                                                                 476,600           1,066,363
--------------------------------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(a)                                                      532,450             994,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,060,459
==========================================================================================================================

                                      F-3
IEG-QTR-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MEXICO--2.04%
Consorcio ARA, S.A. de C.V. (Homebuilding)                                                     348,100       $     993,872
--------------------------------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B (Homebuilding)(b)                                       879,300           1,270,709
--------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O (Diversified Banks)                              324,600           1,529,895
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,794,476
==========================================================================================================================

NETHERLANDS--4.39%
Aalberts Industries N.V. (Industrial Conglomerates)(a)                                          91,921           3,353,220
--------------------------------------------------------------------------------------------------------------------------
Axalto Holding N.V. (Computer Storage & Peripherals)(b)                                         61,000           1,300,992
--------------------------------------------------------------------------------------------------------------------------
Koninklijke BAM Groep N.V. (Construction & Engineering)(a)                                      42,500           1,582,060
--------------------------------------------------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)(a)                                                 61,100           1,918,744
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,155,016
==========================================================================================================================

NORWAY--3.48%
Aktiv Kapital A.S.A. (Specialized Finance)(a)                                                  203,654           3,166,206
--------------------------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)(a)                                                            82,936           1,781,715
--------------------------------------------------------------------------------------------------------------------------
TGS Nopec Geophysical Co. A.S.A. (Oil & Gas Equipment &
Services)(a)(b)                                                                                 78,180           1,520,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,468,641
==========================================================================================================================

PHILIPPINES--0.87%
Philippine Long Distance Telephone Co. (Integrated
Telecommunication Services)(a)(b)                                                               64,500           1,605,805
==========================================================================================================================

PORTUGAL--0.58%
SonaeCom, SGPS, S.A. (Wireless Telecommunication Services)(a)(b)                               267,000           1,079,551
==========================================================================================================================

SINGAPORE--1.01%
Keppel Corp. Ltd. (Industrial Conglomerates)(a)                                                148,000             694,213
--------------------------------------------------------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports & Services)(a)                                           879,000           1,183,142
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,877,355
==========================================================================================================================

SOUTH AFRICA--0.88%
Massmart Holdings Ltd. (Hypermarkets & Super Centers)(b)                                       268,800           1,632,094
==========================================================================================================================

SOUTH KOREA--2.11%
Cheil Communications Inc. (Advertising)(a)                                                       8,600           1,107,823
--------------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)                                                            10,010             538,724
--------------------------------------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)(a)                                                                53,600           1,277,030
--------------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department Stores)(a)                                       35,000             987,206
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,910,783
==========================================================================================================================

SPAIN--1.19%
Corporacion Mapfre S.A. (Multi-Line Insurance)(a)                                               98,530           1,160,368
--------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting & Cable TV)
(Acquired 06/23/04; Cost $712,386)(b)(e)                                                        58,000           1,050,195
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,210,563
==========================================================================================================================

                                      F-4
IEG-QTR-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
SWITZERLAND--4.79%
Leica Geosystems A.G. (Electronic Equipment
Manufacturers)(a)(b)                                                                            12,500       $   2,761,150
--------------------------------------------------------------------------------------------------------------------------
SAIA-Burgess Electronics A.G. (Electronic Equipment
Manufacturers)(a)                                                                                4,450           2,594,333
--------------------------------------------------------------------------------------------------------------------------
Saurer A.G. (Industrial Machinery)(a)(b)                                                        39,100           2,139,753
--------------------------------------------------------------------------------------------------------------------------
Sika A.G. (Specialty Chemicals)(a)                                                               2,400           1,391,951
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,887,187
==========================================================================================================================

TAIWAN--1.34%
Catcher Technology Co., Ltd. (Computer Storage & Peripherals)(a)                                49,200             137,564
--------------------------------------------------------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage & Peripherals)(a)                                   369,293             598,230
--------------------------------------------------------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer Electronics)(a)                                          555,954           1,201,547
--------------------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd. (Semiconductors)(a)                                        31,194              82,664
--------------------------------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)(a)                                                   321,932             473,128
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,493,133
==========================================================================================================================

THAILAND--0.65%
Siam Commercial Bank PCL (Diversified Banks)(a)                                              1,127,000           1,210,696
==========================================================================================================================

UNITED KINGDOM--12.89%
Admiral Group PLC (Property & Casualty Insurance)
(Acquired 09/23/04; Cost $985,300)(b)(e)                                                       199,900           1,043,248
--------------------------------------------------------------------------------------------------------------------------
Alba PLC (Consumer Electronics)(a)                                                              70,250             970,665
--------------------------------------------------------------------------------------------------------------------------
Balfour Beatty PLC (Construction & Engineering)(a)                                             330,000           1,666,198
--------------------------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)(a)                                                              177,520           1,063,231
--------------------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                                           174,080           1,800,984
--------------------------------------------------------------------------------------------------------------------------
Findel PLC (Catalog Retail)(a)                                                                 186,500           1,385,932
--------------------------------------------------------------------------------------------------------------------------
Homeserve PLC (Diversified Commercial Services)                                                228,300           2,606,325
--------------------------------------------------------------------------------------------------------------------------
Johnston Press PLC (Publishing)(a)                                                             145,990           1,472,887
--------------------------------------------------------------------------------------------------------------------------
Kensington Group PLC (Thrifts & Mortgage Finance)(a)                                           170,820           1,240,818
--------------------------------------------------------------------------------------------------------------------------
McBride PLC (Household Products)(a)                                                            963,010           2,583,329
--------------------------------------------------------------------------------------------------------------------------
NDS Group PLC-ADR (Application Software)(b)                                                     58,600           1,582,200
--------------------------------------------------------------------------------------------------------------------------
Savills PLC (Other Diversified Financial Services)(a)                                          217,425           1,685,554
--------------------------------------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                                                                288,664           1,942,327
--------------------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)                                                          102,300           1,421,848
--------------------------------------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial Services)(a)                                             124,855           1,466,522
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,932,068
==========================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$145,637,219)                                                                                                  179,037,194
==========================================================================================================================

                                      F-5
IEG-QTR-1

                                                                                                                MARKET
                                                                                              SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.60%
Liquid Assets Portfolio-Institutional Class(h)                                               3,346,174       $   3,346,174
--------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)                                                  3,346,174           3,346,174
--------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $6,692,348)                                                                       6,692,348
==========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $152,329,567)                                                              $ 185,729,542
__________________________________________________________________________________________________________________________
==========================================================================================================================

Investment Abbreviations:

ADR                 American Depositary Receipt
Pfd.                Preferred
Wts.                Warrants

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $117,246,940, which represented 63.13% of the Fund's Total Investments. See
     Note 1A.

(b)  Non-income producing security.

(c) Security considered to be illiquid. The aggregate market value of these securities considered illiquid at September 30, 2004 was $728,877, which represented 0.39% of the Fund's Total Investments.

(d) Security fair valued in good faith accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $728,877, which represented 0.39% of the Fund's Total Investments. See Note 1A.

(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $11,671,291, which represented 6.28% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) Each unit represents one ordinary share, one ordinary C share and nine ordinary A shares.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

     See accompanying notes which are an integral part of this schedule.

                                      F-6
IEG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

                                      F-7
IEG-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money

                                      F-8
IEG-QTR-1
market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       MARKET                   PROCEEDS       UNREALIZED       MARKET                    REALIZED
                       VALUE       PURCHASES      FROM        APPRECIATION      VALUE       DIVIDEND        GAIN
FUND                  12/31/03      AT COST       SALES      (DEPRECIATION)    09/30/04      INCOME        (LOSS)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class  $4,055,406  $42,334,875  $(43,044,107)   $        --      $3,346,174     $28,745    $         --
---------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class   4,055,406   42,334,875   (43,044,107)            --       3,346,174      27,814              --
---------------------------------------------------------------------------------------------------------------------
TOTAL                $8,110,812  $84,669,750  $(86,088,214)   $        --      $6,692,348     $56,559    $         --
=====================================================================================================================

NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $193,836,974 and $132,787,886, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $    34,568,441
---------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                 (1,242,169)
---------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $    33,326,272
=======================================================================================

Cost of investments for tax purposes is $152,403,270


                                      F-9
IEG-QTR-1

                          AIM MID CAP BASIC VALUE FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com          MCBV-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)


                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--95.87%
ADVERTISING--3.19%
Interpublic Group of Cos., Inc. (The)(a)                                                     363,070                   $  3,844,911
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.(a)                                                                       34,000                      1,678,240
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,523,151
===================================================================================================================================

APPAREL RETAIL--4.01%
Gap, Inc. (The)                                                                              170,000                      3,179,000
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                                         170,600                      3,760,024
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,939,024
===================================================================================================================================

APPLICATION SOFTWARE--1.05%
MAPICS, Inc.(a)                                                                              200,200                      1,811,810
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--3.45%
Janus Capital Group Inc.                                                                     163,240                      2,221,696
-----------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A                                                       170,190                      3,744,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,965,876
===================================================================================================================================

BUILDING PRODUCTS--1.72%
American Standard Cos. Inc.(a)                                                                76,350                      2,970,778
===================================================================================================================================

CONSUMER FINANCE--1.53%
MoneyGram International, Inc.                                                                154,900                      2,645,692
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--9.96%
BISYS Group, Inc. (The)(a)                                                                   217,000                      3,170,370
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp.(a)                                                                            202,080                      3,720,293
-----------------------------------------------------------------------------------------------------------------------------------
Certegy Inc.                                                                                  96,150                      3,577,741
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                                                          93,970                      4,178,846
-----------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                                                 108,400                      2,576,668
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         17,223,918
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.17%
Jackson Hewitt Tax Service Inc.                                                              271,400                      5,490,422
===================================================================================================================================

FOOD RETAIL--2.03%
Kroger Co. (The)(a)                                                                          226,900                      3,521,488
===================================================================================================================================

MCBV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--2.58%
McKesson Corp.                                                                               174,200                   $  4,468,230
===================================================================================================================================

HEALTH CARE EQUIPMENT--2.51%
Waters Corp.(a)                                                                               98,500                      4,343,850
===================================================================================================================================

HEALTH CARE FACILITIES--1.68%
Universal Health Services, Inc.-Class B                                                       66,950                      2,912,325
===================================================================================================================================

HEALTH CARE SERVICES--1.26%
IMS Health Inc.                                                                               91,240                      2,182,461
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--2.62%
Orient-Express Hotels Ltd.-Class A (Bermuda)                                                 140,700                      2,299,038
-----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                     48,080                      2,231,874
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,530,912
===================================================================================================================================

INDUSTRIAL MACHINERY--0.84%
SPX Corp.                                                                                     41,040                      1,452,816
===================================================================================================================================

INSURANCE BROKERS--3.81%
Aon Corp.                                                                                    229,200                      6,587,208
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--2.68%
Acxiom Corp.                                                                                 195,350                      4,637,609
===================================================================================================================================

LEISURE FACILITIES--1.99%
Speedway Motorsports, Inc.                                                                   103,300                      3,442,989
===================================================================================================================================

LEISURE PRODUCTS--2.42%
Brunswick Corp.                                                                               91,570                      4,190,243
===================================================================================================================================

LIFE & HEALTH INSURANCE--3.97%
Nationwide Financial Services, Inc.-Class A                                                  104,190                      3,658,111
-----------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                         81,700                      3,211,627
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,869,738
===================================================================================================================================

MANAGED HEALTH CARE--4.42%
Aetna Inc.                                                                                    39,590                      3,956,229
-----------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)(b)                                                                            42,280                      3,688,930
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,645,159
===================================================================================================================================

MULTI-LINE INSURANCE--3.42%
American Financial Group, Inc.                                                                96,830                      2,894,249
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial Inc.-Class A(a)                                                           130,100                      3,031,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,925,579
===================================================================================================================================

MCBV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-SECTOR HOLDINGS--2.05%
Leucadia National Corp.                                                                       62,500                   $  3,540,625
===================================================================================================================================

OIL & GAS DRILLING--5.56%
Nabors Industries, Ltd. (Bermuda)(a)                                                          65,290                      3,091,482
-----------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.(a)                                                                 171,310                      3,390,225
-----------------------------------------------------------------------------------------------------------------------------------
Todco-Class A(a)                                                                             181,000                      3,140,350
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,622,057
===================================================================================================================================

PACKAGED FOODS & MEATS--1.82%
Cadbury Schweppes PLC-ADR (United Kingdom)                                                   101,900                      3,149,729
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--3.31%
ACE Ltd. (Cayman Islands)                                                                    143,020                      5,729,381
===================================================================================================================================

REGIONAL BANKS--4.36%
Cullen/Frost Bankers, Inc.                                                                    76,100                      3,536,367
-----------------------------------------------------------------------------------------------------------------------------------
Zions Bancorp.                                                                                65,570                      4,002,393
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,538,760
===================================================================================================================================

RESTAURANTS--4.40%
CEC Entertainment Inc.(a)                                                                    112,350                      4,128,863
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                      83,730                      3,477,307
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,606,170
===================================================================================================================================

SYSTEMS SOFTWARE--4.06%
Computer Associates International, Inc.                                                      266,800                      7,016,840
===================================================================================================================================

THRIFTS & MORTGAGE FINANCE--6.00%
Federal Agricultural Mortgage Corp.-Class C(a)                                               102,100                      2,265,599
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                         50,100                      3,334,155
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                            103,280                      4,774,634
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,374,388
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $144,435,732)                                                        165,859,228
===================================================================================================================================

MONEY MARKET FUNDS--4.05%
Liquid Assets Portfolio-Institutional Class(c)                                             3,507,562                      3,507,562
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)                                                3,507,562                      3,507,562
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $7,015,124)                                                                                7,015,124
===================================================================================================================================
TOTAL INVESTMENTS--99.92% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $151,450,856)                                                                                  172,874,352
===================================================================================================================================

MCBV-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--0.08%
STIC Prime Portfolio-Institutional Class(c)(d)                                               133,500                   $    133,500
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $133,500)                                                                          133,500
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $151,584,356)                                                                        $173,007,852
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR                                        American Depositary Receipt

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

MCBV-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

MCBV-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                       PROCEEDS        UNREALIZED        MARKET
                      MARKET VALUE    PURCHASES          FROM         APPRECIATION        VALUE         DIVIDEND        REALIZED
FUND                    12/31/03       AT COST          SALES        (DEPRECIATION)     09/30/04         INCOME        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class   $  3,469,832   $  40,657,975   $ (40,620,245)   $          --    $3,507,562     $   33,082      $          --

STIC Prime
Portfolio -
Institutional Class      3,469,832      40,657,975     (40,620,245)              --     3,507,562         32,013                 --
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal              $  6,939,664   $  81,315,950   $ (81,240,490)   $          --    $7,015,124      $  65,095      $          --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                       PROCEEDS        UNREALIZED        MARKET
                      MARKET VALUE    PURCHASES          FROM         APPRECIATION        VALUE         DIVIDEND        REALIZED
FUND                    12/31/03       AT COST          SALES        (DEPRECIATION)     09/30/04         INCOME *      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets         $  1,742,200   $ 28,664,200  $  (30,406,400)    $         --    $        --     $     1,313      $         --
Portfolio -
Institutional Class

STIC Prime                      --      1,153,700      (1,020,200)              --        133,500             329                --
Portfolio -
Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal              $  1,742,200   $ 29,817,900  $  (31,426,600)    $         --    $   133,500     $     1,642      $         --
-----------------------------------------------------------------------------------------------------------------------------------
Total                 $  8,681,864   $111,133,850  $ (112,667,090)    $         --    $ 7,148,624     $    66,737      $         --
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

MCBV-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $130,875 were on loan to brokers. The loans were secured by cash collateral of $133,500, received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $1,642 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during nine months ended September 30, 2004 was $95,865,475 and $37,541,965, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 25,277,718
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (5,075,352)
------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $ 20,202,366
==============================================================================
Cost of investments for tax purposes is $152,805,486.

MCBV-QTR-1

                            AIM PREMIER EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com               PEQ-QTR-1 9/04         A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--93.76%
ADVERTISING--0.81%
Interpublic Group of Cos., Inc. (The)(a)                                                     652,800                   $  6,913,152
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                                           698,100                     51,003,186
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         57,916,338
===================================================================================================================================

AEROSPACE & DEFENSE--1.59%
Boeing Co. (The)                                                                             250,000                     12,905,000
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                       175,000                     17,867,500
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International Inc.                                                               1,090,200                     39,094,572
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                       808,200                     43,101,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        112,968,378
===================================================================================================================================

ALUMINUM--0.39%
Alcoa Inc.                                                                                   820,700                     27,567,313
===================================================================================================================================

APPAREL RETAIL--1.71%
Gap, Inc. (The)(b)                                                                         2,780,000                     51,986,000
-----------------------------------------------------------------------------------------------------------------------------------
Limited Brands                                                                             3,116,300                     69,462,327
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        121,448,327
===================================================================================================================================

APPLICATION SOFTWARE--0.50%
Amdocs Ltd. (United Kingdom)(a)                                                            1,200,000                     26,196,000
-----------------------------------------------------------------------------------------------------------------------------------
Intuit Inc.(a)                                                                               200,000                      9,080,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         35,276,000
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.58%
Bank of New York Co., Inc. (The)                                                           1,416,900                     41,330,973
===================================================================================================================================

BIOTECHNOLOGY--0.32%
Genentech, Inc.(a)                                                                          435,000                      22,802,700
===================================================================================================================================

BREWERS--0.66%
Heineken N.V. (Netherlands)(c)                                                            1,555,386                      47,022,810
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.43%
Masco Corp.                                                                                2,952,000                   $101,932,560
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.57%
Avaya Inc.(a)                                                                              1,240,000                     17,285,600
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                                                     1,950,000                     35,295,000
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                             1,500,000                     27,060,000
-----------------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                                    4,963,800                     68,103,336
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                                900,000                     35,136,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        182,879,936
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.13%
Best Buy Co., Inc.                                                                           165,000                      8,949,600
===================================================================================================================================

COMPUTER HARDWARE--1.38%
Dell Inc.(a)                                                                               1,350,000                     48,060,000
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                        588,800                     50,483,712
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         98,543,712
===================================================================================================================================

CONSUMER ELECTRONICS--0.75%
Sony Corp.-ADR (Japan)(b)                                                                  1,550,000                     53,304,500
===================================================================================================================================

CONSUMER FINANCE--0.28%
MBNA Corp.                                                                                   800,000                     20,160,000
===================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.60%
First Data Corp.                                                                           2,621,100                    114,017,850
===================================================================================================================================

DEPARTMENT STORES--1.09%
J.C. Penney Co., Inc.                                                                        500,000                     17,640,000
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.(a)                                                                            1,248,900                     60,184,491
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         77,824,491
===================================================================================================================================

DIVERSIFIED BANKS--1.11%
Bank of America Corp.                                                                      1,125,400                     48,763,582
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                               640,600                     30,076,170
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         78,839,752
===================================================================================================================================

DIVERSIFIED CHEMICALS--0.75%
Dow Chemical Co. (The)                                                                     1,187,400                     53,646,732
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.71%
Apollo Group, Inc.-Class A(a)                                                                250,000                     18,342,500
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                              4,786,200                    103,381,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        121,724,420
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.57%
FPL Group, Inc.                                                                              590,200                   $ 40,322,464
===================================================================================================================================

ELECTRIC COMPONENTS & EQUIPMENT--0.85%
Emerson Electric Co.                                                                         606,200                     37,517,718
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                    600,000                     23,220,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         60,737,718
===================================================================================================================================

ENVIRONMENTAL SERVICES--1.73%
Waste Management, Inc.                                                                     4,504,300                    123,147,562
===================================================================================================================================

FOOD RETAIL--2.33%
Kroger Co. (The)(a)                                                                        6,234,900                     96,765,648
-----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.(a)                                                                            3,580,200                     69,133,662
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        165,899,310
===================================================================================================================================

FOOTWEAR--0.66%
NIKE, Inc.-Class B                                                                           600,000                     47,280,000
===================================================================================================================================

GENERAL MERCHANDISE STORES--1.27%
Target Corp.                                                                               2,004,800                     90,717,200
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--1.11%
Cardinal Health, Inc.                                                                      1,078,000                     47,184,060
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                             1,250,000                     32,062,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         79,246,560
===================================================================================================================================

HEALTH CARE EQUIPMENT--1.63%
Baxter International Inc.                                                                  1,080,000                     34,732,800
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                                                      800,000                     41,360,000
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                                              600,000                     26,460,000
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                                                                     170,000                     13,436,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        115,989,600
===================================================================================================================================

HEALTH CARE FACILITIES--1.18%
HCA Inc.                                                                                   2,202,200                     84,013,930
===================================================================================================================================

HEALTH CARE SERVICES--0.70%
IMS Health Inc.                                                                            1,150,000                     27,508,000
-----------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostics Inc.                                                                       250,000                     22,055,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         49,563,000
===================================================================================================================================

HEALTH CARE SUPPLIES--0.45%
Alcon Inc. (Switzerland)                                                                     400,000                     32,080,000
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESORTS & CRUISE LINES--0.41%
Starwood Hotels & Resorts Worldwide, Inc.                                                    635,300                   $ 29,490,626
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.15%
Kimberly-Clark Corp.                                                                         592,300                     38,256,657
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                                   800,000                     43,296,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         81,552,657
===================================================================================================================================

HOUSEWARES & SPECIALTIES--0.87%
Fortune Brands, Inc.                                                                         300,000                     22,227,000
-----------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc.                                                                     1,969,000                     39,458,760
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         61,685,760
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.72%
Costco Wholesale Corp.                                                                       500,000                     20,780,000
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                        577,300                     30,712,360
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         51,492,360
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--4.87%
3M Co.                                                                                       325,000                     25,990,250
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                       2,978,500                    100,018,030
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                                          7,190,300                    220,454,598
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        346,462,878
===================================================================================================================================

INDUSTRIAL MACHINERY--2.02%
Danaher Corp.                                                                                725,000                     37,178,000
-----------------------------------------------------------------------------------------------------------------------------------
Dover Corp.                                                                                1,201,700                     46,710,079
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                  355,000                     22,510,550
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works Inc.                                                                     400,000                     37,268,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        143,666,629
===================================================================================================================================

INTEGRATED OIL & GAS--3.32%
Amerada Hess Corp.                                                                           335,420                     29,852,380
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC-ADR (United Kingdom)                                                                1,171,900                     67,419,407
-----------------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                          539,200                     28,922,688
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                               352,500                     29,204,625
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                          1,030,700                     49,813,731
-----------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                             359,000                     31,150,430
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        236,363,261
===================================================================================================================================
INTEGRATED TELECOMMUNICATION SERVICES--0.62%
ALLTEL Corp.                                                                                 808,200                     44,378,262
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET RETAIL--0.77%
eBay Inc.(a)                                                                                 300,000                   $ 27,582,000
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp(a)(b)                                                                  1,235,400                     27,203,508
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         54,785,508
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.62%
Yahoo! Inc.(a)                                                                             1,300,000                     44,083,000
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.93%
Goldman Sachs Group, Inc. (The)                                                              300,000                     27,972,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                    699,700                     34,789,084
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                             1,508,100                     74,349,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        137,110,414
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.00%
Accenture Ltd.-Class A (Bermuda)(a)                                                        2,635,500                     71,290,275
===================================================================================================================================

LIFE & HEALTH INSURANCE--0.80%
MetLife, Inc.                                                                                475,000                     18,358,750
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                                   826,900                     38,897,376
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         57,256,126
===================================================================================================================================

MANAGED HEALTH CARE--2.03%
Aetna Inc.                                                                                   250,000                     24,982,500
-----------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc.(a)(b)                                                                           522,800                     45,614,300
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                    1,000,000                     73,740,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        144,336,800
===================================================================================================================================

MOTORCYCLE MANUFACTURERS--0.37%
Harley-Davidson, Inc.                                                                        440,000                     26,153,600
===================================================================================================================================

MOVIES & ENTERTAINMENT--0.66%
Walt Disney Co. (The)                                                                      2,080,000                     46,904,000
===================================================================================================================================

MULTI-LINE INSURANCE--0.65%
American International Group, Inc.                                                           240,000                     16,317,600
-----------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)                                                480,000                     29,726,400
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         46,044,000
===================================================================================================================================

OFFICE ELECTRONICS--0.72%
Xerox Corp.(a)                                                                             3,644,300                     51,311,744
===================================================================================================================================

OIL & GAS DRILLING--0.73%
Transocean Inc. (Cayman Islands)(a)                                                        1,460,000                     52,238,800
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS EQUIPMENT & Services--1.88%
Baker Hughes Inc.                                                                            881,000                   $ 38,517,320
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                            1,490,000                     50,198,100
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                                               668,000                    44,963,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        133,678,500
===================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--2.77%
Citigroup Inc.                                                                             2,160,400                     95,316,848
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                       1,564,000                     62,137,720
-----------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc.                                                            1,102,600                     39,660,522
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        197,115,090
===================================================================================================================================

PACKAGED FOODS & MEATS--4.22%
Campbell Soup Co.                                                                          2,432,700                     63,955,683
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                        2,170,600                     97,459,940
-----------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc.-Class A                                                                   2,837,400                     90,002,328
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                             2,153,300                     49,224,438
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        300,642,389
===================================================================================================================================

PAPER PRODUCTS--0.70%
Georgia-Pacific Corp.                                                                      1,385,500                     49,808,725
===================================================================================================================================

PERSONAL PRODUCTS--1.37%
Avon Products, Inc.                                                                          575,000                     25,116,000
-----------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                                         630,000                     26,334,000
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                         1,100,000                     45,914,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         97,364,000
===================================================================================================================================

PHARMACEUTICALS--9.45%
Abbott Laboratories                                                                          912,100                     38,636,556
-----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                                   1,887,800                     44,684,226
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (United Kingdom)                                                   1,651,100                     72,202,603
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          1,727,400                     97,304,442
-----------------------------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                                           1,408,600                     46,483,800
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                5,364,900                    164,165,940
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)(b)(c)                                                              1,016,600                     74,052,666
-----------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                                           1,175,400                     30,501,630
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                      2,811,300                    105,142,620
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        673,174,483
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.88%
ACE Ltd. (Cayman Islands)                                                                  2,065,900                     82,759,954
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp. (The)                                                                         400,000                     19,196,000
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                                                          956,100                     31,608,666
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        133,564,620
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING--1.54%
Gannett Co., Inc.                                                                            519,600                   $ 43,521,696
-----------------------------------------------------------------------------------------------------------------------------------
New York Times Co. (The)-Class A                                                           1,100,200                     43,017,820
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                  554,200                     22,805,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        109,344,846
===================================================================================================================================

RAILROADS--1.15%
Norfolk Southern Corp.                                                                     1,540,200                     45,805,548
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                          621,200                     36,402,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         82,207,868
===================================================================================================================================

REGIONAL BANKS--0.86%
BB&T Corp.                                                                                   819,000                     32,506,110
-----------------------------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                                         405,400                     28,544,214
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         61,050,324
===================================================================================================================================

RESTAURANTS--1.13%
McDonald's Corp.                                                                           1,425,000                     39,942,750
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                          1,000,000                     40,660,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         80,602,750
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.50%
Applied Materials, Inc.(a)                                                                 2,170,000                     35,783,300
===================================================================================================================================

SEMICONDUCTORS--2.60%
Analog Devices, Inc.                                                                       1,937,200                     75,124,616
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                1,881,800                     37,748,908
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                                            2,469,700                     38,255,653
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                               1,266,600                     34,198,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        185,327,377
===================================================================================================================================

SOFT DRINKS--0.83%
Coca-Cola Co. (The)                                                                          800,000                     32,040,000
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                550,000                     26,757,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         58,797,500
===================================================================================================================================

SPECIALTY STORES--0.29%
Staples, Inc.                                                                                700,000                     20,874,000
===================================================================================================================================

SYSTEMS SOFTWARE--4.51%
Adobe Systems Inc.                                                                           200,000                      9,894,000
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                    4,785,700                    125,863,910
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                            3,795,200                    104,937,280
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                            2,250,000                     25,380,000
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                                          1,000,000                     54,880,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        320,955,190
===================================================================================================================================

PEQ-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.98%
Countrywide Financial Corp.                                                                  230,000                   $  9,059,700
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                   971,500                     61,593,100
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                    1,806,400                     70,594,112
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        141,246,912
===================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost $6,268,863,673)                                                    6,675,298,310
===================================================================================================================================

MONEY MARKET FUNDS--4.24%
Liquid Assets Portfolio-Institutional Class(d)                                           151,117,673                    151,117,673
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                                              151,117,673                    151,117,673
-----------------------------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $302,235,346)                                                                            302,235,346
===================================================================================================================================
TOTAL INVESTMENTS--98.00% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $6,571,099,019)                                                                             $6,977,533,656
===================================================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.00%
STIC Prime Portfolio-Institutional Class(d)(e)                                           142,282,850                    142,282,850
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $142,282,850)                    142,282,850
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $6,713,381,869)                                                                    $7,119,816,506
___________________________________________________________________________________________________________________________________
===================================================================================================================================

PEQ-QTR-1

Investment Abbreviations:

ADR                                             American Depositary Receipt

Notes to Schedule of Investments:

(a)      Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $121,075,476 which represented 1.70% of the Fund's Total Investments. See Note 1A.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

PEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information

PEQ-QTR-1
     relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or

PEQ-QTR-1
     received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.


NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.



INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                       MARKET VALUE    PURCHASES     PROCEEDS FROM     APPRECIATION     MARKET VALUE     DIVIDEND        REALIZED
FUND                     12/31/03       AT COST          SALES        (DEPRECIATION)      09/30/04        INCOME       GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio-
Institutional Class    $149,855,268  $1,195,735,221 $(1,194,472,816)   $         --      $151,117,673  $   840,138     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class     149,855,268   1,195,735,221  (1,194,472,816)             --       151,117,673      810,332               --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL           $299,710,536  $2,391,470,442 $(2,388,945,632)   $         --      $302,235,346  $ 1,650,470     $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                     UNREALIZED
                       MARKET VALUE    PURCHASES     PROCEEDS FROM   APPRECIATION       MARKET VALUE    DIVIDEND        REALIZED
FUND                    12/31/03        AT COST          SALES       (DEPRECIATION)       09/30/04       INCOME *      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Asset
Portfolio-
Institutional Class   $ 119,778,490  $  649,658,610  $  (769,437,100)   $         --      $         --  $   317,294     $        --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class              --     198,965,138      (56,682,288)             --       142,282,850       13,221              --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL          $  119,778,490  $ 848,623,748  $  (826,119,388)   $         --      $142,282,850  $   330,515    $         --
===================================================================================================================================
      TOTAL           $  419,489,026 $ 3,240,094,19  $(3,215,065,020)   $         --      $444,518,196  $ 1,980,985    $         --
===================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market

PEQ-QTR-1
value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At September 30, 2004, securities with an aggregate value of $135,974,736 were on loan to brokers. The loans were secured by cash collateral of $142,282,850 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $330,515 for securities lending transactions.


NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $5,840,843,784 and $7,810,487,486, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 742,653,912
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (341,078,313)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities              $ 401,575,599
===============================================================================
Cost of investments for tax purposes is $6,718,240,907.

PEQ-QTR-1

                             AIM SELECT EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com             SEQ-QTR-1 9/04               A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY
INTERESTS--95.46%
ADVERTISING--1.48%
Interpublic Group of Cos., Inc. (The)(a)(b)                       345,100                            $  3,654,609
-----------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                                 43,300                               3,163,498
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,818,107
=================================================================================================================

AEROSPACE & DEFENSE--0.55%
Rockwell Collins, Inc.                                             21,900                                 813,366
-----------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                          18,300                               1,708,854
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,522,220
=================================================================================================================

AIR FREIGHT & LOGISTICS--0.33%
EGL, Inc.(a)                                                       17,700                                 535,602
-----------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                       19,000                                 982,300
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,517,902
=================================================================================================================

ALTERNATIVE CARRIERS--0.25%
Ptek Holdings, Inc.(a)                                            131,800                               1,129,526
=================================================================================================================

APPAREL RETAIL--3.15%
bebe stores, inc.                                                  60,450                               1,276,704
-----------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc.(a)                                               41,100                               1,405,620
-----------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                   231,600                               4,330,920
-----------------------------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc.(a)(b)                                 41,250                               1,141,800
-----------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                     86,800                               2,521,540
-----------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)                             46,100                                 970,405
-----------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                                  51,700                               1,211,848
-----------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                               76,200                               1,679,448
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,538,285
=================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--0.99%
Coach, Inc.(a)                                                     64,000                               2,714,880
-----------------------------------------------------------------------------------------------------------------
V. F. Corp.                                                        37,800                               1,869,210
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,584,090
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
APPLICATION SOFTWARE--1.07%
NAVTEQ Corp.(a)                                                    81,200                            $  2,893,968
-----------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                              42,100                               1,038,607
-----------------------------------------------------------------------------------------------------------------
SAP A.G.-ADR (Germany)                                             25,200                                 981,540
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,914,115
=================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--1.54%
Affiliated Managers Group, Inc.(a)                                 84,150                               4,505,391
-----------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                   89,300                               2,604,881
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,110,272
=================================================================================================================

BIOTECHNOLOGY--0.43%
Invitrogen Corp.(a)                                                36,000                               1,979,640
=================================================================================================================

BUILDING PRODUCTS--1.96%
American Standard Cos. Inc.(a)                                     97,100                               3,778,161
-----------------------------------------------------------------------------------------------------------------
Masco Corp.                                                       152,300                               5,258,919
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,037,080
=================================================================================================================

CASINOS & GAMING--0.99%
Penn National Gaming, Inc.(a)                                      44,000                               1,777,600
-----------------------------------------------------------------------------------------------------------------
Scientific Games Corp.-Class A(a)                                  53,900                               1,029,490
-----------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc.(a)(b)                                         46,500                               1,741,890
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,548,980
=================================================================================================================

COMMUNICATIONS EQUIPMENT--1.96%
Avaya Inc.(a)                                                      92,000                               1,282,480
-----------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(a)                                            112,000                               2,027,200
-----------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                    49,400                               1,068,028
-----------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(a)                                          42,400                               1,000,640
-----------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                     64,700                               1,167,188
-----------------------------------------------------------------------------------------------------------------
Plantronics, Inc.                                                  57,100                               2,469,004
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,014,540
=================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.66%
Best Buy Co., Inc.                                                 30,000                               1,627,200
-----------------------------------------------------------------------------------------------------------------
GameStop Corp.-Class A(a)                                          75,600                               1,399,356
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,026,556
=================================================================================================================

COMPUTER HARDWARE--1.29%
Dell Inc.(a)                                                      166,600                               5,930,960
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
COMPUTER STORAGE & PERIPHERALS--0.19%
QLogic Corp.(a)                                                    29,100                             $   861,651
=================================================================================================================

CONSUMER ELECTRONICS--1.25%
Harman International Industries, Inc.                              12,700                               1,368,425
-----------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics                            56,007                               1,283,120
N.V.-New York Shares (Netherlands)
-----------------------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Japan)                                             90,900                               3,126,051
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,777,596
=================================================================================================================

CONSUMER FINANCE--2.28%
American Express Co.                                               74,800                               3,849,208
-----------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                        175,700                               4,427,640
-----------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                     130,500                               2,228,940
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,505,788
=================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.39%
BISYS Group, Inc. (The) (a)                                        81,500                               1,190,715
-----------------------------------------------------------------------------------------------------------------
Ceridian Corp.(a)                                                 222,600                               4,098,066
-----------------------------------------------------------------------------------------------------------------
Certegy Inc.                                                       71,500                               2,660,515
-----------------------------------------------------------------------------------------------------------------
DST Systems, Inc.(a)                                               30,100                               1,338,547
-----------------------------------------------------------------------------------------------------------------
First Data Corp.                                                   92,300                               4,015,050
-----------------------------------------------------------------------------------------------------------------
Fiserv, Inc.(a)                                                    45,500                               1,586,130
-----------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                      54,800                               1,652,220
-----------------------------------------------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                                      155,700                               3,700,989
-----------------------------------------------------------------------------------------------------------------
                                                                                                       20,242,232
=================================================================================================================

DEPARTMENT STORES--0.22%
Nordstrom, Inc.                                                    26,100                                 998,064
=================================================================================================================

DIVERSIFIED BANKS--0.47%
U.S. Bancorp                                                       74,600                               2,155,940
=================================================================================================================

DIVERSIFIED CHEMICALS--0.33%
Engelhard Corp.                                                    52,900                               1,499,715
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--4.73%
Apollo Group, Inc.-Class A(a)                                      68,161                            $  5,000,973
-----------------------------------------------------------------------------------------------------------------
ARAMARK Corp.-Class B                                              94,300                               2,276,402
-----------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                     263,700                               5,695,920
-----------------------------------------------------------------------------------------------------------------
Cintas Corp.                                                       22,300                                 937,492
-----------------------------------------------------------------------------------------------------------------
Corrections Corp. of America(a)                                    29,500                               1,043,120
-----------------------------------------------------------------------------------------------------------------
Equifax Inc.(c)                                                    48,400                               1,275,824
-----------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                    26,600                               1,314,572
-----------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                    57,500                               1,163,225
-----------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(a)                                       73,000                               1,603,080
-----------------------------------------------------------------------------------------------------------------
NCO Group, Inc.(a)                                                 54,900                               1,479,555
-----------------------------------------------------------------------------------------------------------------
                                                                                                       21,790,163
=================================================================================================================

DIVERSIFIED METALS & MINING--0.17%
Compass Minerals International, Inc.                               35,100                                 779,220
=================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.64%
II-VI Inc.(a)                                                      24,000                                 840,240
-----------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                          55,000                               2,128,500
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,968,740
=================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.20%
Amphenol Corp.-Class A(a)                                          78,600                               2,692,836
-----------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(a)(c)                                           19,000                               1,111,500
-----------------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                               36,700                               1,732,974
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,537,310
=================================================================================================================

ENVIRONMENTAL SERVICES--1.30%
Republic Services, Inc.                                            74,800                               2,226,048
-----------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                            138,000                               3,772,920
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,998,968
=================================================================================================================

FOOD RETAIL--1.76%
Kroger Co. (The)(a)                                               243,600                               3,780,672
-----------------------------------------------------------------------------------------------------------------
Safeway Inc. (a)                                                  225,100                               4,346,681
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,127,353
=================================================================================================================

FOOTWEAR--0.25%
NIKE, Inc.-Class B                                                 14,500                               1,142,600
===============================================================================================================

GENERAL MERCHANDISE STORES--0.63%
Dollar General Corp.                                               53,400                               1,076,010
-----------------------------------------------------------------------------------------------------------------
Target Corp.                                                       40,500                               1,832,625
-----------------------------------------------------------------------------------------------------------------
                                                                                                        2,908,635
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTH CARE DISTRIBUTORS--1.43%
AmerisourceBergen Corp.                                            17,900                             $   961,409
-----------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                              50,800                               2,223,516
-----------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                    132,600                               3,401,190
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,586,115
=================================================================================================================

HEALTH CARE EQUIPMENT--5.69%
Bard (C.R.), Inc.                                                  44,000                               2,491,720
-----------------------------------------------------------------------------------------------------------------
Becton, Dickinson & Co.                                            19,400                               1,002,980
-----------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                      116,000                               5,438,080
-----------------------------------------------------------------------------------------------------------------
Cytyc Corp.(a)                                                     82,400                               1,989,960
-----------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)                            95,500                               5,570,515
-----------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                     43,600                               1,651,132
-----------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                                    36,400                               1,258,348
-----------------------------------------------------------------------------------------------------------------
VISX, Inc.(a)                                                      97,900                               2,016,740
-----------------------------------------------------------------------------------------------------------------
Waters Corp.(a)                                                   108,800                               4,798,080
-----------------------------------------------------------------------------------------------------------------
                                                                                                       26,217,555
=================================================================================================================

HEALTH CARE FACILITIES--1.17%
HCA, Inc.                                                          51,700                               1,972,355
-----------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc.-Class B                            55,300                               2,405,550
-----------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)                                                48,600                               1,002,618
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,380,523
=================================================================================================================

HEALTH CARE SERVICES--2.42%
Caremark Rx, Inc.(a)                                               66,500                               2,132,655
-----------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc.(a)                                      57,750                                 769,807
-----------------------------------------------------------------------------------------------------------------
Express Scripts, Inc.(a)                                           37,600                               2,456,784
-----------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.(a)(c)                                           71,200                                 992,528
-----------------------------------------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                                          27,700                                 911,607
-----------------------------------------------------------------------------------------------------------------
IMS Health Inc.                                                   162,200                               3,879,824
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,143,205
=================================================================================================================

HEALTH CARE SUPPLIES--0.62%
Bausch & Lomb Inc.(c)                                              43,200                               2,870,640
=================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.19%
Activision, Inc.(a)                                                63,500                                 880,745
=================================================================================================================

HOME IMPROVEMENT RETAIL--0.30%
Home Depot, Inc. (The)                                             34,900                               1,368,080
================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.50%
Starwood Hotels & Resorts Worldwide, Inc.                          49,900                               2,316,358
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.20%
Procter & Gamble Co. (The)                                         83,200                            $  4,502,784
-----------------------------------------------------------------------------------------------------------------
Rayovac Corp.(a)                                                   38,300                               1,009,205
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,511,989
=================================================================================================================

HOUSEWARES & SPECIALTIES--0.36%
Yankee Candle Co., Inc. (The)(a)                                   57,200                               1,656,512
=================================================================================================================

INDUSTRIAL CONGLOMERATES--1.87%
3M Co.                                                             32,000                               2,559,040
-----------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                                 197,100                               6,043,086
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,602,126
=================================================================================================================

INDUSTRIAL MACHINERY--1.02%
Danaher Corp.                                                      29,400                               1,507,632
-----------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                        14,400                                 913,104
-----------------------------------------------------------------------------------------------------------------
Graco Inc.                                                         68,400                               2,291,400
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,712,136
=================================================================================================================

INSURANCE BROKERS--1.22%
Aon Corp.                                                         195,300                               5,612,922
=================================================================================================================

INTEGRATED OIL & GAS--1.13%
Exxon Mobil Corp.                                                 107,900                               5,214,807
=================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.31%
CenturyTel, Inc.                                                   41,700                               1,427,808
=================================================================================================================

INTERNET RETAIL--0.36%
eBay Inc.(a)                                                       18,200                               1,673,308
=================================================================================================================

INTERNET SOFTWARE & SERVICES--0.28%
Yahoo! Inc.(a)                                                     37,600                               1,275,016
=================================================================================================================

INVESTMENT BANKING & BROKERAGE--1.12%
Merrill Lynch & Co., Inc.                                          40,300                               2,003,716
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                     64,200                               3,165,060
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,168,776
=================================================================================================================

IT CONSULTING & OTHER SERVICES--0.21%
Acxiom Corp.                                                       41,600                                 987,584
=================================================================================================================

LEISURE PRODUCTS--0.41%
Brunswick Corp.                                                    41,300                               1,889,888
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--0.59%
Prudential Financial, Inc.                                         57,900                            $  2,723,616
=================================================================================================================

MANAGED HEALTH CARE--2.06%
Anthem, Inc.(a)(b)                                                 47,100                               4,109,475
-----------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                            73,200                               5,397,768
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,507,243
=================================================================================================================

METAL & GLASS CONTAINERS--1.30%
Ball Corp.                                                         62,400                               2,335,632
-----------------------------------------------------------------------------------------------------------------
Pactiv Corp.(a)                                                   158,200                               3,678,150
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,013,782
=================================================================================================================

MOTORCYCLE MANUFACTURERS--0.19%
Harley-Davidson, Inc.                                              15,000                                 891,600
=================================================================================================================

MOVIES & ENTERTAINMENT--0.51%
Walt Disney Co. (The)                                             103,700                               2,338,435
=================================================================================================================

OIL & GAS DRILLING--1.64%
Todco-Class A(a)                                                   58,000                               1,006,300
-----------------------------------------------------------------------------------------------------------------
Transocean Ltd. (Cayman Islands)(a)(c)                            183,600                               6,569,208
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,575,508
=================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--2.23%
BJ Services Co.                                                   106,000                               5,555,460
-----------------------------------------------------------------------------------------------------------------
Cal Dive International, Inc.(a)                                    26,000                                 926,120
-----------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                    41,900                               1,411,611
-----------------------------------------------------------------------------------------------------------------
Oil States International, Inc.(a)                                  53,000                                 991,100
-----------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. (Netherlands)                                    20,400                               1,373,124
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,257,415
=================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.80%
Comstock Resources, Inc.(a)                                        68,000                               1,422,560
-----------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                         21,200                                 890,188
-----------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                                       40,100                               1,405,104
-----------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)(a)                                  39,900                               1,957,095
-----------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                                                   81,300                               2,640,624
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,315,571
=================================================================================================================

OIL & GAS REFINING, MARKETING &
TRANSPORTATION--0.21%
Tsakos Energy Navigation Ltd. (Bermuda)                            27,600                                 970,140
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES--3.55%
Citigroup Inc.                                                    182,000                            $  8,029,840
-----------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                              209,984                               8,342,664
-----------------------------------------------------------------------------------------------------------------
                                                                                                       16,372,504
=================================================================================================================

PACKAGED FOODS & MEATS--0.33%
Flowers Foods, Inc.                                                58,200                               1,504,470
=================================================================================================================

PERSONAL PRODUCTS--0.68%
Estee Lauder Cos. Inc. (The)-Class A                               29,500                               1,233,100
-----------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                 45,700                               1,907,518
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,140,618
=================================================================================================================

PHARMACEUTICALS--1.46%
Johnson & Johnson                                                  17,400                                 980,142
-----------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc.(a)                                       24,300                                 865,323
-----------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)(c)                         30,300                               1,182,912
-----------------------------------------------------------------------------------------------------------------
Merck & Co. Inc.                                                   20,600                                 679,800
-----------------------------------------------------------------------------------------------------------------
Wyeth                                                              80,600                               3,014,440
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,722,617
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.13%
ACE Ltd. (Cayman Islands)                                         129,800                               5,199,788
=================================================================================================================

REGIONAL BANKS--0.97%
East West Bancorp, Inc.                                            95,100                               3,194,409
-----------------------------------------------------------------------------------------------------------------
Hibernia Corp. - Class A                                           47,800                               1,262,398
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,456,807
=================================================================================================================

RESTAURANTS--1.97%
CBRL Group, Inc.                                                   84,600                               3,052,368
-----------------------------------------------------------------------------------------------------------------
CEC Entertainment Inc.(a)                                          56,850                               2,089,238
-----------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                                 47,000                               1,309,890
-----------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                  64,400                               2,618,504
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,070,000
=================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.16%
Cabot Microelectronics Corp.(a)                                    20,400                                 739,500
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS--2.12%
Altera Corp.(a)(c)                                                121,200                            $  2,371,884
-----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                       115,500                               2,316,930
-----------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                            37,900                               1,373,496
-----------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                    19,000                                 803,510
-----------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                          48,000                               1,288,320
-----------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(a)                                   103,400                               1,601,666
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,755,806
=================================================================================================================

SOFT DRINKS--1.19%
PepsiCo, Inc.                                                     113,200                               5,507,180
=================================================================================================================

SPECIALTY CHEMICALS--0.20%
Ecolab Inc.                                                        30,000                                 943,200
=================================================================================================================

SPECIALTY STORES--1.39%
Rent-A-Center, Inc.(a)                                             55,750                               1,441,695
-----------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                     142,700                               4,255,314
-----------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas)(a)                                  32,800                                 724,880
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,421,889
=================================================================================================================

STEEL--0.17%
Gibraltar Steel Corp.                                              21,900                                 791,904
=================================================================================================================

SYSTEMS SOFTWARE--5.20%
Adobe Systems Inc.                                                 35,300                               1,746,291
-----------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. (Israel)(a)                 39,900                                 677,103
-----------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                           304,900                               8,018,870
-----------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                   212,000                               5,861,800
-----------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                   430,100                               4,851,528
-----------------------------------------------------------------------------------------------------------------
Symantec Corp.(a)                                                  51,000                               2,798,880
-----------------------------------------------------------------------------------------------------------------
                                                                                                       23,954,472
=================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.85%
CDW Corp.                                                          35,800                               2,077,474
-----------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)                                    59,500                               1,849,260
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,926,734
=================================================================================================================

THRIFTS & MORTGAGE FINANCE--3.99%
Doral Financial Corp. (Puerto Rico)                               109,200                               4,528,524
-----------------------------------------------------------------------------------------------------------------
Fannie Mae                                                         95,000                               6,023,000
-----------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.(c)                                           60,000                               2,172,000
-----------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                              22,500                               1,497,375
-----------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                  41,500                               1,918,545
-----------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                            57,500                               2,247,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                       18,386,544
=================================================================================================================

SEQ-QTR-1

                                                                                                        MARKET
                                                                  SHARES                                VALUE
-----------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.40%
MSC Industrial Direct Co., Inc.-Class A                            54,100                            $  1,843,728
=================================================================================================================

TRUCKING--0.90%
Landstar System, Inc.(a)                                           41,700                               2,446,956
-----------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(a)                                 31,600                                 910,396
-----------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                     25,000                                 785,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,143,102
=================================================================================================================

Total Common Stocks & Other Equity
Interests (Cost $364,066,980)                                                                         439,936,514
_________________________________________________________________________________________________________________
=================================================================================================================

MONEY MARKET FUNDS--2.74%
Liquid Assets Portfolio-Institutional Class(d)                  6,301,856                               6,301,856
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)                     6,301,856                               6,301,856
-----------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $12,603,712)                                                            12,603,712
=================================================================================================================
TOTAL INVESTMENTS--98.20% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $376,670,692)                                                           452,540,226
_________________________________________________________________________________________________________________
=================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.80%
STIC Prime Portfolio-Institutional Class(d)(e)                  8,297,650                               8,297,650
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with
cash collateral from securities loaned)
(Cost $8,297,650)                                                                                       8,297,650
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost
$384,968,342)                                                                                       $ 460,837,876
_________________________________________________________________________________________________________________
=================================================================================================================

Investment Abbreviation:

ADR                                                 American Depositary Receipt

Notes to Schedule of Investments:

(a)    Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) A portion of this security is subject to call options written. See Note 1C and Note 4.

(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

SEQ-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may

SEQ-QTR-1
    include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

SEQ-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                        MARKET                         PROCEEDS        UNREALIZED        MARKET                       REALIZED
                        VALUE         PURCHASES         FROM          APPRECIATION       VALUE        DIVIDEND          GAIN
FUND                   12/31/03        AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME          (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $ 8,261,408     $35,939,298     $(37,898,850)    $          --    $ 6,301,856    $ 67,652        $      --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       8,261,408      35,939,298      (37,898,850)               --      6,301,856      65,557               --
----------------------------------------------------------------------------------------------------------------------------------
                        $16,522,816     $71,878,596     $(75,797,700)    $          --    $12,603,712    $133,209        $      --
==================================================================================================================================


    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:


                          MARKET                         PROCEEDS        UNREALIZED        MARKET                       REALIZED
                          VALUE         PURCHASES         FROM          APPRECIATION       VALUE        DIVIDEND          GAIN
FUND                     12/31/03        AT COST          SALES        (DEPRECIATION)     09/30/04       INCOME          (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $11,874,485     $ 50,207,098    $ (62,081,583)   $         --     $        --    $  3,948        $      --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class              --       12,949,888       (4,652,238)             --       8,297,650       3,978               --
----------------------------------------------------------------------------------------------------------------------------------
                        $11,874,485     $ 63,156,986    $ (66,733,821)   $         --     $ 8,297,650    $  7,926        $      --
==================================================================================================================================
                        $28,397,301     $135,035,582    $(142,531,521)   $         --     $20,901,362    $141,135        $      --
__________________________________________________________________________________________________________________________________
==================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

SEQ-QTR-1

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At September 30, 2004, securities with an aggregate value of $8,064,317 were on loan to brokers. The loans were secured by cash collateral of $8,297,650 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $7,926 for securities lending transactions.


NOTE 4 - OPTION CONTRACTS WRITTEN

  TRANSACTIONS DURING THE PERIOD

                                                  CALL OPTION CONTRACTS
                                        ----------------------------------------
                                            NUMBER OF               PREMIUMS
                                            CONTRACTS               RECEIVED
                                        -----------------       ----------------
Beginning of period                                --           $            --
--------------------------------------------------------------------------------
Written                                         6,401                   587,108
--------------------------------------------------------------------------------
Closed                                           (263)                 (107,039)
--------------------------------------------------------------------------------
Exercised                                      (1,246)                  (72,605)
--------------------------------------------------------------------------------
Expired                                        (1,891)                 (103,658)
--------------------------------------------------------------------------------
End of period                                   3,001           $       303,806
================================================================================

SEQ-QTR-1

                       OPEN OPTIONS WRITTEN AT PERIOD END


                                                                                             SEPTEMBER 30,
                                                                                                  2004          UNREALIZED
                             CONTRACT        STRIKE          NUMBER OF        PREMIUMS           MARKET        APPRECIATION
                              MONTH          PRICE           CONTRACTS        RECEIVED           VALUE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
ISSUE
Altera Corp.                   Oct-04   $         20.0              600    $       43,799    $       30,000   $       13,799
----------------------------------------------------------------------------------------------------------------------------
Baush & Lomb Inc.              Oct-04             65.0              432           141,261            91,800           49,461
----------------------------------------------------------------------------------------------------------------------------
Equifax Inc.                   Oct-04             25.0              484            25,651            71,390          (45,739)
----------------------------------------------------------------------------------------------------------------------------
FLIR Systems                   Oct-04             65.0               60             7,620               900            6,720
----------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.             Oct-04             15.0              475            15,726            10,688            5,038
----------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.          Oct-04             35.0              600            58,199            90,000          (31,801)
----------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-
Class A                        Oct-04             40.0              150             6,450             7,125             (675)
----------------------------------------------------------------------------------------------------------------------------
Transocean Ltd.                Oct-04             35.0              100             3,800            13,500           (9,700)
----------------------------------------------------------------------------------------------------------------------------
Transocean Ltd.                Nov-04             40.0              100             1,300             4,000           (2,700)
----------------------------------------------------------------------------------------------------------------------------
                                                                  3,001    $      303,806    $      319,403   ($      15,597)
============================================================================================================================
Total outstanding options written                                 3,001    $      303,806    $      319,403   ($      15,597)
____________________________________________________________________________________________________________________________
============================================================================================================================

NOTE 5 - INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $133,584,395 and $217,115,306, respectively.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS


Aggregate unrealized appreciation of investment securities              $     90,907,472
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                (17,320,403)
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $     73,587,069
=========================================================================================

Cost of investments for tax purposes is $387,250,807.

SEQ-QTR-1

                            AIM SMALL CAP EQUITY FUND
          Quarterly Schedule of Portfolio Holdings o September 30, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com               SCE-QTR-1 9/04             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--90.46%
ADVERTISING--0.99%
R.H. Donnelley Corp.(a)                                                          99,700                                 $ 4,921,192
===================================================================================================================================

AEROSPACE & DEFENSE--1.86%
Alliant Techsystems Inc.(a)                                                      75,900                                   4,591,950
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                             81,800                                   4,681,414
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,273,364
===================================================================================================================================

AIR FREIGHT & LOGISTICS--2.14%
EGL, Inc.(a)                                                                    153,000                                   4,629,780
-----------------------------------------------------------------------------------------------------------------------------------
UTI Worldwide, Inc. (United Kingdom)                                            102,500                                   6,028,025
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,657,805
===================================================================================================================================

ALUMINUM--0.50%
Century Aluminum Co.(a)                                                          90,000                                   2,495,700
===================================================================================================================================

APPAREL RETAIL--4.61%
Aeropostale, Inc.(a)                                                            152,850                                   4,004,670
-----------------------------------------------------------------------------------------------------------------------------------
Cache, Inc.(a)                                                                  347,250                                   5,208,750
-----------------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The)-Class A                                                  75,700                                   2,340,644
-----------------------------------------------------------------------------------------------------------------------------------
Genesco Inc.(a)                                                                  97,600                                   2,298,480
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)                                                  159,200                                   4,624,760
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc.(a)                                                           131,700                                   4,506,774
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,984,078
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.05%
Quiksilver, Inc.(a)                                                             205,300                                   5,218,726
===================================================================================================================================

APPLICATION SOFTWARE--2.53%
ANSYS, Inc.(a)                                                                   49,500                                   2,461,635
-----------------------------------------------------------------------------------------------------------------------------------
Hyperion Solutions Corp.(a)                                                     120,700                                   4,102,593
-----------------------------------------------------------------------------------------------------------------------------------
Kronos Inc.(a)                                                                   51,900                                   2,298,651
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc.(a)                                                          74,643                                   3,737,375
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,600,254
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--0.86%
Affiliated Managers Group, Inc.(a)(b)                                            80,400                                 $ 4,304,616
===================================================================================================================================

BIOTECHNOLOGY--1.30%
Serologicals Corp.(a)(b)                                                        277,100                                   6,464,743
===================================================================================================================================

BUILDING PRODUCTS--0.45%
NCI Building Systems, Inc.(a)                                                    70,700                                   2,255,330
===================================================================================================================================

CASINOS & GAMING--0.97%
Argosy Gaming Co.(a)                                                            122,900                                   4,817,680
===================================================================================================================================

COMMERCIAL PRINTING--0.46%
Banta Corp.                                                                      58,000                                   2,305,500
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.73%
CommScope, Inc.(a)                                                              226,500                                   4,892,400
-----------------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc.                                                                 171,628                                   3,710,597
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          8,602,997
===================================================================================================================================

COMPUTER HARDWARE--0.47%
Intergraph Corp.(a)                                                              86,900                                   2,361,073
===================================================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.96%
Synaptics Inc.(a)                                                               130,400                                   2,628,864
-----------------------------------------------------------------------------------------------------------------------------------
UNOVA, Inc.(a)                                                                  153,100                                   2,151,055
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,779,919
===================================================================================================================================

CONSTRUCTION & ENGINEERING--0.91%
Chicago Bridge & Iron Co. N.V.-New York Shares (Netherlands)                    151,700                                   4,549,483
===================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.15%
Wabash National Corp.(a)(b)                                                     213,600                                   5,867,592
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                    257,800                                   4,818,282
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,685,874
===================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--4.28%
Corrections Corp. of America(a)                                                 147,300                                   5,208,528
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service Inc.                                                 285,000                                   5,765,550
-----------------------------------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc.(a)                                                    260,000                                   5,709,600
-----------------------------------------------------------------------------------------------------------------------------------
NCO Group, Inc.(a)                                                              171,900                                   4,632,705
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,316,383
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED METALS & MINING--1.17%
Compass Minerals International, Inc.(b)                                         263,400                                 $ 5,847,480
===================================================================================================================================
ELECTRONIC EQUIPMENT MANUFACTURERS--0.99%
Paxar Corp.(a)                                                                  217,300                                   4,928,364
===================================================================================================================================

ENVIRONMENTAL SERVICES--0.97%
Waste Connections, Inc.(a)                                                      152,400                                   4,828,032
===================================================================================================================================

GAS UTILITIES--0.45%
New Jersey Resources Corp.                                                       53,800                                   2,227,320
===================================================================================================================================

HEALTH CARE DISTRIBUTORS--0.42%
PSS World Medical, Inc.(a)                                                      207,000                                   2,078,280
===================================================================================================================================

HEALTH CARE EQUIPMENT--2.16%
Datascope Corp.                                                                  54,388                                   2,028,672
-----------------------------------------------------------------------------------------------------------------------------------
Invacare Corp.                                                                  101,800                                   4,682,800
-----------------------------------------------------------------------------------------------------------------------------------
Varian Inc.(a)                                                                  106,300                                   4,025,581
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,737,053
===================================================================================================================================

HEALTH CARE FACILITIES--2.72%
Genesis HealthCare Corp.(a)                                                      71,800                                   2,183,438
-----------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc.(a)                                                     177,800                                   4,338,320
-----------------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc.(a)(b)                               64,225                                   2,206,129
-----------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.(a)(b)                                                          233,400                                   4,815,042
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         13,542,929
===================================================================================================================================

HEALTH CARE SERVICES--0.95%
Apria Healthcare Group Inc.(a)                                                  174,500                                   4,755,125
===================================================================================================================================

HEALTH CARE SUPPLIES--1.86%
Advanced Medical Optics, Inc.(a)(b)                                             120,400                                   4,764,228
-----------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.(a)                                              151,500                                   4,498,035
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,262,263
===================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.87%
Kerzner International Ltd. (Bahamas)(a)                                         111,100                                   4,885,067
-----------------------------------------------------------------------------------------------------------------------------------
La Quinta Corp.(a)                                                              571,100                                   4,454,580
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,339,647
===================================================================================================================================

HOUSEHOLD PRODUCTS--0.66%
Rayovac Corp.(a)(b)                                                             125,600                                   3,309,560
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEWARES & SPECIALTIES--2.20%
Jarden Corp.(a)                                                                 166,900                                 $ 6,090,181
-----------------------------------------------------------------------------------------------------------------------------------
Yankee Candle Co., Inc. (The)(a)                                                168,700                                   4,885,552
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         10,975,733
===================================================================================================================================

INDUSTRIAL GASES--0.81%
Airgas, Inc.                                                                    168,300                                   4,050,981
===================================================================================================================================

INDUSTRIAL MACHINERY--1.92%
Kaydon Corp.                                                                     78,800                                   2,267,076
-----------------------------------------------------------------------------------------------------------------------------------
Kennametal Inc.                                                                 108,300                                   4,889,745
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                        67,900                                   2,407,734
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,564,555
===================================================================================================================================

INSURANCE BROKERS--1.52%
Hilb Rogal & Hobbs Co.                                                           91,700                                   3,321,374
-----------------------------------------------------------------------------------------------------------------------------------
U.S.I. Holdings Corp.(a)(b)                                                     310,200                                   4,234,230
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          7,555,604
===================================================================================================================================

INTERNET SOFTWARE & SERVICES--0.49%
Digitas Inc.(a)                                                                 318,600                                   2,462,778
===================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.90%
CMET Finance Holdings, Inc. (Acquired 12/08/03; Cost
$4,480,000)(a)(c)(d)                                                             44,800                                   4,480,000
===================================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--1.42%

iShares Nasdaq Biotechnology Index Fund(a)(b)                                   101,000                                   7,070,000
===================================================================================================================================

IT CONSULTING & OTHER SERVICES--0.47%
CACI International Inc.-Class A(a)                                               44,600                                   2,353,988
===================================================================================================================================

LEISURE PRODUCTS--0.75%
Steinway Musical Instruments, Inc.(a)                                           137,400                                   3,737,280
===================================================================================================================================

LIFE & HEALTH INSURANCE--1.29%
American Medical Security Group, Inc.(a)                                        200,600                                   6,417,194
===================================================================================================================================

MANAGED HEALTH CARE--1.05%
AMERIGROUP Corp.(a)                                                              44,100                                   2,480,625
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc.(a)                                                  57,000                                   2,732,010
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,212,635
===================================================================================================================================

METAL & GLASS CONTAINERS--0.88%
AptarGroup, Inc.                                                                100,200                                   4,405,794
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.14%
Avista Corp.                                                                    124,900                                 $ 2,260,690
-----------------------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                    66,400                                   3,422,920
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          5,683,610
===================================================================================================================================

OFFICE SERVICES & SUPPLIES--0.47%
Brady Corp.-Class A                                                              48,000                                   2,340,960
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.80%
FMC Technologies, Inc.(a)                                                       119,300                                   3,984,620
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--2.56%
Comstock Resources, Inc.(a)                                                     140,000                                   2,928,800
-----------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.(a)                                          173,100                                   4,130,166
-----------------------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(a)                                                      135,400                                   5,685,446
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         12,744,412
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.82%
Golar LNG Ltd. (Bermuda)(a)(e)                                                  191,600                                   3,039,980
-----------------------------------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd. (Bermuda)                                         171,400                                   6,024,710
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,064,690
===================================================================================================================================

PACKAGED FOODS & MEATS--0.91%
Flowers Foods, Inc.                                                             174,900                                   4,521,165
===================================================================================================================================

PAPER PRODUCTS--0.96%
Wausau-Mosinee Paper Corp.                                                      287,600                                   4,788,540
===================================================================================================================================

PHARMACEUTICALS--0.78%
Axcan Pharma Inc. (Canada)(a)(b)                                                250,700                                   3,908,413
===================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.92%
Philadelphia Consolidated Holding Corp.(a)                                       83,500                                   4,602,520
===================================================================================================================================

REAL ESTATE--3.54%
Alexandria Real Estate Equities, Inc.                                            35,300                                   2,319,916
-----------------------------------------------------------------------------------------------------------------------------------
Amli Residential Properties Trust                                                72,000                                   2,199,600
-----------------------------------------------------------------------------------------------------------------------------------
Fieldstone Investment Corp. (Acquired 11/10/03-
11/11/03; Cost $4,704,275)(d)                                                   311,300                                   5,292,100
-----------------------------------------------------------------------------------------------------------------------------------
JER Investors Trust Inc. (Acquired 05/27/04; Cost
$4,359,000)(a)(d)                                                               290,600                                   4,359,000
-----------------------------------------------------------------------------------------------------------------------------------
New York Mortgage Trust, Inc.(a)                                                372,500                                   3,482,875
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         17,653,491
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.04%
Jones Lang LaSalle Inc.(a)                                                      157,250                                 $ 5,190,823
===================================================================================================================================

REGIONAL BANKS--4.02%
Alabama National BanCorp.                                                        74,700                                   4,472,289
-----------------------------------------------------------------------------------------------------------------------------------
Bank of the Ozarks, Inc.                                                         19,200                                     570,816
-----------------------------------------------------------------------------------------------------------------------------------
Boston Private Financial Holdings, Inc.                                          87,700                                   2,188,992
-----------------------------------------------------------------------------------------------------------------------------------
Cathay General Bancorp                                                           79,400                                   2,952,886
-----------------------------------------------------------------------------------------------------------------------------------
CVB Financial Corp.                                                              80,610                                   1,791,154
-----------------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co.                                                              40,015                                   1,272,077
-----------------------------------------------------------------------------------------------------------------------------------
Hudson United Bancorp                                                            61,000                                   2,247,850
-----------------------------------------------------------------------------------------------------------------------------------
MB Financial, Inc.                                                               58,300                                   2,311,012
-----------------------------------------------------------------------------------------------------------------------------------
Wintrust Financial Corp.                                                         39,100                                   2,239,648
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         20,046,724
===================================================================================================================================

RESTAURANTS--0.96%
Lone Star Steakhouse & Saloon, Inc.                                              94,300                                   2,435,769
-----------------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc.(a)                                               76,200                                   2,337,816
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          4,773,585
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.95%
Axcelis Technologies, Inc.(a)                                                   420,800                                   3,484,224
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)(b)                                              107,000                                   3,878,750
-----------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc.(a)                                                                   81,400                                   2,332,924
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,695,898
===================================================================================================================================

SEMICONDUCTORS--0.48%
Semtech Corp.(a)                                                                123,400                                   2,365,578
===================================================================================================================================

SPECIALTY CHEMICALS--2.01%
Albemarle Corp.                                                                 135,000                                   4,737,150
-----------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies Inc.                                                       89,250                                   5,253,255
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          9,990,405
===================================================================================================================================

STEEL--1.04%
Commercial Metals Co.                                                           129,800                                   5,155,656
===================================================================================================================================

TECHNOLOGY DISTRIBUTORS--2.85%
Anixter International Inc.                                                      127,700                                   4,480,993
-----------------------------------------------------------------------------------------------------------------------------------
Global Imaging Systems, Inc.(a)(b)                                              147,300                                   4,578,084
-----------------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc.(a)                                                              80,700                                   5,148,660
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         14,207,737
===================================================================================================================================

SCE-QTR-1

                                                                                                                           MARKET
                                                                               SHARES                                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.36%
Corus Bankshares, Inc.                                                           51,600                                 $ 2,225,508
-----------------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc.                                                  71,700                                   2,229,870
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp.(a)                                                      65,900                                   2,322,316
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          6,777,694
===================================================================================================================================

TIRES & RUBBER--0.43%
Bandag, Inc.                                                                     48,800                                   2,137,440
===================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.91%
Watsco, Inc.                                                                    150,600                                   4,522,518
===================================================================================================================================

TRUCKING--3.37%
Dollar Thrifty Automotive Group, Inc.(a)                                        187,500                                   4,561,875
-----------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.(a)(b)                                                      97,000                                   5,691,960
-----------------------------------------------------------------------------------------------------------------------------------
Overnite Corp.                                                                  207,400                                   6,518,582
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         16,772,417
===================================================================================================================================
Total Common Stocks & Other Equity Interests (Cost
$378,188,894)                                                                                                           450,666,208
===================================================================================================================================


                                                                            PRINCIPAL
                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BILLS--0.20%
 1.57%, 12/16/04 (Cost $996,685)(f)(g)                                      $ 1,000,000                                     996,680
===================================================================================================================================


                                                                               SHARES
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.75%
Liquid Assets Portfolio-Institutional Class(h)                                4,361,198                                   4,361,198
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)                                   4,361,198                                   4,361,198
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $8,722,396)                                                                                8,722,396
===================================================================================================================================
TOTAL INVESTMENTS--92.41% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $387,907,975)                                                                             460,385,284
===================================================================================================================================

SCE-QTR-1

                                                                                                                          MARKET
                                                                               SHARES                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--7.59%
Liquid Assets Portfolio-Institutional Class(h)(i)                            18,912,352                                $ 18,912,352
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)(i)                               18,912,352                                  18,912,352
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $37,824,704)                                                                    37,824,704
===================================================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $425,732,679)                                                                         $498,209,988
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Notes to Schedule of Investments:

(a)   Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at September 30, 2004 represented 0.90% of the Fund's Total Investments. See
      Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $14,131,100 , which represented 2.84 % of the Fund's Total Investments. These Securities are considered to be illiquid.

(e) In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 0.61% of the Fund's Total Investments. See Note 1A.

(f) Security traded on a discount basis. In such case, the interest rate shown represents the discount rate at the time of purchase by the Fund.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at September 30, 2004 represented 0.20% of the Fund's Total Investments. See
      Note 1A.

SCE-QTR-1

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


      See accompanying notes which are an integral part of this schedule.

SCE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
September 30, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Security Valuations -- Securities, including restricted securities, are valued according to the following policy.

            A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

            Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

            Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

            Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

            Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers

SCE-QTR-1
      and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

            The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

D. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were

SCE-QTR-1
      unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended September 30, 2004.

   INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                            MARKET                        PROCEEDS        APPRECIATION       MARKET                     REALIZED
                            VALUE        PURCHASES         FROM                              VALUE        DIVIDEND       (LOSS)
FUND                       12/31/03       AT COST          SALES         (DEPRECIATION)     09/30/04       INCOME         GAIN
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class      $10,035,910    $105,667,529   $(111,342,241)    $          --     $4,361,198     $ 60,086     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       10,035,910     105,667,529    (111,342,241)               --      4,361,198       58,158               --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL             $20,071,820    $211,335,058   $(222,684,482)    $          --     $8,722,396     $118,244     $         --
===================================================================================================================================

   INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                            MARKET                        PROCEEDS         UNREALIZED        MARKET                      REALIZED
                            VALUE        PURCHASES         FROM           APPRECIATION       VALUE        DIVIDEND        (LOSS)
FUND                       12/31/03       AT COST          SALES         (DEPRECIATION)     09/30/04       INCOME*         GAIN
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class      $34,938,267    $ 57,701,610    $ (73,727,525)   $          --    $18,912,352     $ 46,257     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       34,938,266      57,701,611      (73,727,525)              --     18,912,352       44,700               --
-----------------------------------------------------------------------------------------------------------------------------------
       SUBTOTAL          $69,876,533    $115,403,221    $(147,455,050)   $          --    $37,824,704     $ 90,957     $         --
-----------------------------------------------------------------------------------------------------------------------------------
       TOTAL             $89,948,353    $326,738,279    $(370,139,532)   $          --    $46,547,100     $209,201     $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

SCE-QTR-1

      At September 30, 2004, securities with an aggregate value of $37,392,178 were on loan to brokers. The loans were secured by cash collateral of $37,824,704 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties $90,957 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended September 30, 2004 was $526,872,227 and $572,687,610, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities         $ 77,631,665
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of Investment securities         (6,084,579)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 71,547,086
===============================================================================

Cost of investments for tax purposes is $426,662,902.

SCE-QTR-1

Item 2. Controls and Procedures.

     (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer ("Registrant CCO") who reports to the Registrant's Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. ("AIM"), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee ("DCC") for the Registrant, which reports to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Funds Group

By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ---------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    November 29, 2004

By:      /s/ SIDNEY M. DILGREN
         ---------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    November 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.